Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 1 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 79.8%

Australia - 0.3%
Newcrest Mining Ltd.	9,296,442	144,200,500

Belgium - 1.4%
Groupe Bruxelles Lambert SA	6,469,396	694,184,839

Brazil - 1.6%
Ambev SA, ADR	103,309,902	292,367,022
Itausa SA (Preference)	102,984,133	197,624,963
Wheaton Precious Metals Corp.	7,523,631	303,352,802
		793,344,787
Canada - 3.2%
Agnico Eagle Mines Ltd.	2,298,700	109,785,688
Barrick Gold Corp.	11,518,361	220,576,613
Franco-Nevada Corp.	769,497	101,742,014
Imperial Oil Ltd.	10,896,401	445,833,942
Nutrien Ltd.	4,867,965	339,783,957
Power Corp. of Canada	11,884,483	382,016,265
		1,599,738,479
China - 1.1%
Alibaba Group Holding Ltd., ADR*	2,211,619	278,199,554
Prosus NV*	2,928,965	243,677,743
		521,877,297
France - 3.8%
Danone SA	10,211,219	636,680,772
Legrand SA	1,954,335	198,898,713
LVMH Moet Hennessy Louis Vuitton SE	185,038	151,986,041
Saint Jean Groupe SA*	93,252	2,283,854
Sanofi	4,031,951	421,589,025
Sodexo SA	3,827,240	355,947,159
Wendel SE	1,067,994	116,001,610
		1,883,387,174
Germany - 0.8%
Brenntag SE	1,126,149	96,484,205
Henkel AG & Co. KGaA (Preference)	3,583,218	293,065,878
		389,550,083
Hong Kong - 2.1%
CK Asset Holdings Ltd.	37,986,500	253,575,346
Guoco Group Ltd.	12,748,580	142,339,273
Hongkong Land Holdings Ltd.	31,759,300	172,005,666
Hysan Development Co. Ltd.	23,322,348	71,489,104
Jardine Matheson Holdings Ltd.	6,979,771	412,245,952
		1,051,655,341
Ireland - 0.3%
CRH plc	3,284,015	164,826,033

Japan - 8.1%
Chofu Seisakusho Co. Ltd.(a)	3,224,200	55,270,582
FANUC Corp.	2,442,000	482,901,437
Hirose Electric Co. Ltd.	1,555,415	231,846,801
Hoshizaki Corp.	2,080,300	153,722,608
Hoya Corp.	1,172,040	151,976,487
Keyence Corp.	466,500	239,278,421
Komatsu Ltd.	6,756,000	169,771,197
Mitsubishi Electric Corp.	21,420,200	268,253,752
Mitsubishi Estate Co. Ltd.	24,622,380	354,621,999
MS&AD Insurance Group Holdings, Inc.	10,849,820	372,143,938
Olympus Corp.	2,001,224	44,781,485
Secom Co. Ltd.	6,337,130	446,223,297
Shimano, Inc.	1,517,390	340,262,783
SMC Corp.	442,156	246,617,615
Sompo Holdings, Inc.	7,911,500	370,206,550
T Hasegawa Co. Ltd.(a)	3,002,800	65,892,679
USS Co. Ltd.	1,298,600	21,194,052
		4,014,965,683
Mexico - 0.8%
Fomento Economico Mexicano SAB de CV, ADR	3,414,770	256,858,999
Fresnillo plc	5,590,827	47,381,172
Industrias Penoles SAB de CV	6,401,020	68,574,821
		372,814,992
Norway - 0.3%
Orkla ASA	14,016,004	133,942,585

South Korea - 1.5%
Hyundai Mobis Co. Ltd.	612,650	120,264,693
KT&G Corp.	5,242,098	338,617,874
Lotte Confectionery Co. Ltd.*	161,797	15,800,299
Lotte Corp.*	913,277	20,403,775
Namyang Dairy Products Co. Ltd.*	7,644	2,381,022
NAVER Corp.	304,531	80,438,993
Samsung Electronics Co. Ltd. (Preference)	3,025,981	170,203,187
		748,109,843
Sweden - 1.0%
Investor AB, Class A	4,970,940	113,085,357
Investor AB, Class B	11,255,824	244,385,692
Svenska Handelsbanken AB, Class A	12,783,537	136,241,315
		493,712,364
Switzerland - 2.4%
Cie Financiere Richemont SA (Registered)	5,404,588	785,469,610
Nestle SA (Registered)	3,276,025	423,060,548
		1,208,530,158
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,728,591	579,867,114

Thailand - 0.4%
Bangkok Bank PCL, NVDR	47,278,400	193,422,775

United Kingdom - 5.8%
BAE Systems plc	30,239,911	236,650,263
Berkeley Group Holdings plc	4,792,343	273,499,080
British American Tobacco plc	19,154,797	817,814,163
GlaxoSmithKline plc	14,146,132	315,685,166

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 2 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Lloyds Banking Group plc	437,703,164	303,753,803
Reckitt Benckiser Group plc	4,483,021	363,224,120
Unilever plc	10,328,072	527,529,704
		2,838,156,299
United States - 43.7%
Alleghany Corp.*	309,855	205,743,720
Alphabet, Inc., Class A*	134,718	364,556,338
Alphabet, Inc., Class C*	148,554	403,171,099
American Express Co.	2,777,005	499,361,039
Analog Devices, Inc.	2,347,969	384,996,477
Anthem, Inc.	1,418,918	625,728,649
Bank of New York Mellon Corp. (The)	10,924,432	647,381,840
Becton Dickinson and Co.	1,130,197	287,228,266
Berkshire Hathaway, Inc., Class A*	728	342,018,040
Booking Holdings, Inc.*	140,748	345,695,385
Boston Properties, Inc., REIT	1,627,005	182,354,720
Brown & Brown, Inc.	5,245,466	347,669,487
CH Robinson Worldwide, Inc.(a)	7,426,526	777,185,946
Charles Schwab Corp. (The)	3,340,935	293,000,000
Colgate-Palmolive Co.	7,521,578	620,154,106
Comcast Corp., Class A	20,976,453	1,048,612,885
Cummins, Inc.	1,379,077	304,610,528
Deere & Co.	856,533	322,399,021
DENTSPLY SIRONA, Inc.	5,236,329	279,724,695
Douglas Emmett, Inc., REIT	4,502,078	140,554,875
Equity Residential, REIT	3,857,349	342,262,577
Expeditors International of Washington, Inc.	1,672,498	191,467,571
Exxon Mobil Corp.	17,012,219	1,292,248,155
Flowserve Corp.(a)	7,892,216	257,444,086
HCA Healthcare, Inc.	1,657,849	397,966,652
IPG Photonics Corp.*	1,686,752	260,552,581
J G Boswell Co.	2,485	2,485,000
Kraft Heinz Co. (The)	4,471,740	160,088,292
Meta Platforms, Inc., Class A*	2,418,974	757,767,795
Microsoft Corp.	1,716,838	533,902,281
Mills Music Trust(a)	31,592	1,516,416
Newmont Corp.	8,146,408	498,315,777
NOV, Inc.(a)	24,797,848	407,180,664
Oracle Corp.	18,452,220	1,497,582,175
Philip Morris International, Inc.	8,199,501	843,318,678
PPG Industries, Inc.	784,198	122,491,728
Royal Gold, Inc.	1,295,545	131,562,595
salesforce.com, Inc.*	1,339,249	311,549,495
Schlumberger NV	19,339,054	755,576,840
Scotts Miracle-Gro Co. (The)	841,222	127,192,766
Teradata Corp.*(a)	9,658,435	389,621,268
Texas Instruments, Inc.	2,221,032	398,653,034
Travelers Cos., Inc. (The)	2,167,437	360,184,681
UGI Corp.	6,123,570	277,703,900
Union Pacific Corp.	1,281,211	313,320,150
Universal Health Services, Inc., Class B	2,977,657	387,274,069
US Bancorp	6,565,740	382,060,411
W R Berkley Corp.	3,504,173	296,102,619
Wells Fargo & Co.	6,275,140	337,602,532
Weyerhaeuser Co., REIT	12,883,978	520,899,231
Willis Towers Watson plc	2,526,356	591,066,250
		21,569,107,385
TOTAL COMMON STOCKS (Cost $24,913,542,704)		39,395,393,731

Investments	Ounces	Value ($)

COMMODITIES - 10.4%

Gold bullion*
(Cost $3,015,662,623)	2,848,707	5,123,911,837

Investments	Principal Amount ($)		Value ($)

FOREIGN GOVERNMENT SECURITIES - 1.3%

Colombia - 0.2%
Titulos de Tesoreria
5.75%, 11/3/2027	COP	504,289,700,000	111,490,116

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	64,174,134

Malaysia - 0.2%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	443,682,000	107,040,541

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	911,940,000	44,549,251
10.00%, 12/5/2024	MXN	816,590,000	42,044,409
5.75%, 3/5/2026	MXN	1,813,230,000	82,306,472
			168,900,132
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	249,858,000	73,316,518

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	131,948,880,000	104,561,627

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $674,284,334)			629,483,068

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,067,594)	5,467,000	5,808,688

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 3 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Number of Warrants	Value ($)

WARRANTS - 0.0%(c)

Switzerland - 0.0%(c)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	12,749,074	13,070,329

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.3%

COMMERCIAL PAPER - 8.2%
Alphabet, Inc.
0.10%, 3/16/2022(d)	26,237,000	26,233,825
Amazon.com, Inc.
0.06%, 3/3/2022(d)	50,000,000	49,996,082
0.06%, 3/9/2022(d)	75,000,000	74,992,369
American Honda Finance Corp.
0.20%, 2/4/2022(d)	41,250,000	41,249,327
0.25%, 2/8/2022(d)	20,000,000	19,999,262
0.20%, 2/11/2022(d)	40,593,000	40,590,705
0.31%, 3/22/2022(d)	29,730,000	29,718,025
0.31%, 3/23/2022(d)	29,730,000	29,717,660
0.35%, 4/12/2022(d)	26,013,000	25,995,095
Apple, Inc.
0.06%, 2/1/2022(b)(d)	40,000,000	39,999,945
0.05%, 2/15/2022(b)(d)	16,667,000	16,666,722
0.07%, 3/1/2022(b)(d)	50,000,000	49,997,261
BNG Bank NV
0.11%, 4/12/2022(b)(d)	70,000,000	69,977,220
0.12%, 4/13/2022(b)(d)	81,997,000	81,969,777
0.14%, 4/19/2022(b)(d)	52,027,000	52,007,386
0.14%, 4/20/2022(b)(d)	52,027,000	52,007,020
BP Capital Markets plc
0.27%, 2/22/2022(d)	25,000,000	24,997,739
0.32%, 3/25/2022(d)	85,373,000	85,351,507
0.19%, 4/11/2022(d)	36,332,000	36,317,377
0.19%, 4/18/2022(d)	99,000,000	98,953,838
0.19%, 4/19/2022(d)	41,065,000	41,045,426
CenterPoint Energy, Inc.
0.13%, 2/1/2022(d)	54,347,000	54,346,772
Cigna Corp.
0.31%, 3/15/2022(b)(d)	35,000,000	34,988,629
0.33%, 4/1/2022(d)	24,000,000	23,987,200
Danaher Corp.
0.19%, 2/10/2022(b)(d)	25,408,000	25,406,878
0.17%, 2/14/2022(b)(d)	33,333,000	33,330,614
Entergy Corp.
0.10%, 2/1/2022(b)(d)	23,170,000	23,169,923
Erste Abwicklungsanstalt
0.18%, 4/21/2022(b)(d)	42,346,000	42,326,898
0.18%, 4/25/2022(b)(d)	42,346,000	42,324,855
European Investment Bank
0.15%, 5/2/2022(d)	36,002,000	35,987,257
0.15%, 5/3/2022(d)	40,084,000	40,067,303
0.14%, 5/5/2022(d)	24,000,000	23,989,597
Export Development Corp.
0.10%, 2/7/2022(d)	68,750,000	68,749,332
0.10%, 2/9/2022(d)	32,474,000	32,473,594
0.10%, 2/23/2022(d)	32,474,000	32,472,630
FMS Wertmanagement
0.13%, 2/22/2022(b)(d)	56,004,000	56,000,817
General Motors Financial Co., Inc.
0.27%, 2/1/2022(d)	44,807,000	44,806,681
Hydro-Quebec
0.13%, 4/14/2022(b)(d)	100,342,000	100,310,055
0.14%, 5/4/2022(d)	72,000,000	71,966,148
Kreditanstalt fuer Wiederaufbau
0.15%, 4/1/2022(b)(d)	42,325,000	42,314,348
0.08%, 4/4/2022(d)	93,165,000	93,139,240
0.17%, 5/6/2022(b)(d)	50,000,000	49,969,125
0.17%, 5/9/2022(b)(d)	75,000,000	74,950,387
0.18%, 5/10/2022(b)(d)	76,185,000	76,133,461
Linde, Inc.
0.05%, 3/2/2022(d)	67,450,000	67,444,941
LVMH Moet Hennessy Louis Vuitton SE
0.10%, 2/17/2022(b)(d)	50,000,000	49,998,489
0.12%, 2/23/2022(b)(d)	21,056,000	21,054,924
0.12%, 4/11/2022(d)	85,712,000	85,681,501
0.13%, 4/18/2022(d)	25,523,000	25,512,464
0.12%, 4/22/2022(b)(d)	22,214,000	22,204,103
MetLife Short Term Funding LLC
0.10%, 2/3/2022(b)(d)	28,905,000	28,904,879
0.14%, 3/24/2022(d)	50,000,000	49,990,684
0.15%, 3/28/2022(b)(d)	53,270,000	53,258,482
0.14%, 3/29/2022(d)	23,000,000	22,994,829
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(d)	20,974,000	20,973,907

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 4 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nederlandse Waterschapsbank NV
0.18%, 4/19/2022(b)(d)	43,000,000	42,980,808
Nestle Capital Corp.
0.07%, 2/2/2022(d)	50,000,000	49,999,900
Nestle Finance International Ltd.
0.06%, 2/15/2022(b)(d)	58,900,000	58,898,528
Nordea Bank Abp
0.11%, 3/8/2022(b)(d)	35,880,000	35,876,914
0.08%, 3/14/2022(b)(d)	65,700,000	65,692,948
0.08%, 3/21/2022(b)(d)	40,575,000	40,569,533
0.18%, 4/5/2022(b)(d)	93,165,000	93,142,640
0.19%, 4/21/2022(d)	32,900,000	32,882,673
0.15%, 4/22/2022(b)(d)	55,439,000	55,408,689
0.16%, 4/26/2022(d)	54,627,000	54,592,433
0.16%, 4/27/2022(d)	43,829,000	43,800,207
0.16%, 4/28/2022(d)	43,829,000	43,799,237
0.16%, 4/29/2022(b)(d)	43,829,000	43,798,251
NRW Bank
0.06%, 2/25/2022(d)	64,010,000	64,007,333
Nutrien Ltd.
0.30%, 3/4/2022(d)	40,000,000	39,989,582
Philip Morris International, Inc.
0.08%, 2/28/2022(d)	33,877,000	33,874,734
Province of Quebec
0.07%, 2/16/2022(b)(d)	32,961,000	32,960,238
0.07%, 2/17/2022(b)(d)	42,757,000	42,755,910
0.07%, 2/18/2022(d)	22,577,000	22,576,368
PSP Capital, Inc.
0.12%, 3/3/2022(d)	37,336,000	37,333,074
0.17%, 3/7/2022(d)	46,152,000	46,147,648
0.13%, 4/6/2022(b)(d)	25,000,000	24,992,642
0.14%, 4/7/2022(b)(d)	50,000,000	49,984,784
0.13%, 4/8/2022(b)(d)	78,300,000	78,275,372
0.21%, 5/11/2022(b)(d)	9,850,000	9,842,968
Rockwell Automation, Inc.
0.18%, 2/1/2022(d)	35,000,000	34,999,903
Siemens Capital Co. LLC
0.10%, 4/20/2022(d)	46,020,000	46,003,943
Stanley Black & Decker, Inc.
0.22%, 3/4/2022(d)	25,000,000	24,995,711
0.22%, 3/17/2022(d)	50,000,000	49,986,875
0.22%, 3/18/2022(d)	50,000,000	49,986,392
0.30%, 4/6/2022(b)(d)	43,400,000	43,379,234
0.31%, 4/26/2022(b)(d)	9,795,000	9,787,484
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(b)(d)	42,174,000	42,173,788
Western Union Co. (The)
0.15%, 2/1/2022(b)(d)	27,594,000	27,593,881
0.18%, 2/3/2022(d)	8,446,000	8,445,882
TOTAL COMMERCIAL PAPER (Cost $4,040,744,213)		4,040,551,022

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
0.04%, 2/24/2022(d)	15,000,000	14,999,662
0.05%, 3/10/2022(d)	15,000,000	14,999,495
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,998,923)		29,999,157

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e)(Cost $263,883)	263,883	263,883
TOTAL SHORT-TERM INVESTMENTS (Cost $4,071,007,019)		4,070,814,062

Total Investments - 99.8% (Cost $32,679,564,274)		49,238,481,715
Other assets less liabilities - 0.2%		110,644,011
Net Assets - 100.0%		49,349,125,726

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $2,010,703,328, which represents approximately 4.07% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2022.
(e)	Represents 7-day effective yield as of January 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 5 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	170,168,578	EUR	143,584,000	UBS AG	2/16/2022	8,816,107
USD	75,237,945	GBP	54,378,000	UBS AG	2/16/2022	2,111,275
USD	132,031,257	EUR	113,933,000	Goldman Sachs	3/16/2022	3,917,290
USD	94,397,949	GBP	69,372,000	Goldman Sachs	3/16/2022	1,122,854
USD	111,272,646	EUR	97,701,000	JPMorgan Chase Bank	4/20/2022	1,304,445
Net unrealized appreciation						17,271,971

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 6 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.5%
Air Freight & Logistics	2.0
Auto Components	0.2
Banks	3.1
Beverages	1.1
Capital Markets	1.9
Chemicals	1.3
Commercial Services & Supplies	0.9
Commodities	10.4
Construction Materials	0.3
Consumer Finance	1.0
Diversified Financial Services	3.1
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	2.3
Entertainment	0.0	*
Equity Real Estate Investment Trusts (REITs)	2.4
Food Products	2.8
Foreign Government Securities	1.3
Gas Utilities	0.6
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	1.4
Household Durables	0.7
Household Products	2.6
Industrial Conglomerates	1.2
Insurance	5.9
Interactive Media & Services	3.3
Internet & Direct Marketing Retail	1.1
Leisure Products	0.7
Machinery	3.9
Media	2.1
Metals & Mining	3.3
Oil, Gas & Consumable Fuels	3.5
Personal Products	1.1
Pharmaceuticals	1.5
Real Estate Management & Development	1.7
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	2.8
Software	5.5
Specialty Retail	0.0	*
Technology Hardware, Storage & Peripherals	0.3
Textiles, Apparel & Luxury Goods	1.9
Tobacco	4.1
Trading Companies & Distributors	0.2
Short-Term Investments	8.3
Total Investments	99.8%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 7 of 57

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2022	Dividend Income	Capital Gain Distributions
COMMON STOCKS—4.0%
Japan—0.3%
Chofu Seisakusho Co. Ltd.	3,224,200	$58,257,118	$–	$–	$–	$(2,986,536)	$55,270,582	$454,330	$–
T Hasegawa Co. Ltd.	3,002,800	73,329,979	–	–	–	(7,437,300)	65,892,679	117,670	–
		131,587,097	–	–	–	(10,423,836)	121,163,261	572,000	–

United States—3.7%
CH Robinson Worldwide, Inc.	7,426,526	720,298,757	–	–	–	56,887,189	777,185,946	4,084,589	–
Flowserve Corp.	7,892,216	265,336,302	–	–	–	(7,892,216)	257,444,086	1,578,443	–
Mills Music Trust	31,592	1,927,112	–	–	–	(410,696)	1,516,416	25,746	–
NOV, Inc.	24,797,848	347,665,829	–	–	–	59,514,835	407,180,664	1,239,892	–
Teradata Corp.*	9,658,435	546,281,084	–	–	–	(156,659,816)	389,621,268	–	–
		1,881,509,084	–	–	–	(48,560,704)	1,832,948,380	6,928,670	–

Total COMMON STOCKS		2,013,096,181	–	–	–	(58,984,540)	1,954,111,641	7,500,670	–
Total		$2,013,096,181	$–	$–	$–	$(58,984,540)	$1,954,111,641	$7,500,670	$–

* Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 8 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 80.4%

Australia - 0.3%
Newcrest Mining Ltd.	2,725,136	42,270,578

Belgium - 2.6%
Groupe Bruxelles Lambert SA	3,140,042	336,935,558
Legris Industries SE*‡(a)(b)(c)	905,366	17,504,866
		354,440,424
Brazil - 2.6%
Ambev SA, ADR	65,314,679	184,840,542
Itausa SA (Preference)	47,442,852	91,042,101
Wheaton Precious Metals Corp.	2,256,314	90,974,580
		366,857,223
Canada - 6.4%
Agnico Eagle Mines Ltd.	717,589	34,271,981
Barrick Gold Corp.	3,513,293	67,279,561
Franco-Nevada Corp.	224,985	29,747,260
Imperial Oil Ltd.	8,488,821	347,326,106
Nutrien Ltd.	2,775,107	193,702,469
Power Corp. of Canada	6,484,234	208,430,005
		880,757,382
Chile - 1.1%
Cia Cervecerias Unidas SA, ADR(b)	9,392,572	156,574,175

China - 1.7%
Alibaba Group Holding Ltd., ADR*	974,990	122,643,992
Prosus NV*	1,315,836	109,472,099
		232,116,091
Faroe Islands - 0.3%
Bakkafrost P/F	647,046	44,606,387

France - 6.6%
Danone SA	5,117,957	319,110,266
Laurent-Perrier(b)	558,938	63,421,829
Legrand SA	812,472	82,687,786
LVMH Moet Hennessy Louis Vuitton SE	30,062	24,692,249
Saint Jean Groupe SA*	18,420	451,128
Sanofi	1,917,334	200,480,356
Sodexo SA	1,804,517	167,826,606
Wendel SE	493,657	53,619,222
		912,289,442
Germany - 2.0%
Brenntag SE	694,013	59,460,420
FUCHS PETROLUB SE (Preference)	1,930,453	83,424,845
Henkel AG & Co. KGaA (Preference)	1,581,332	129,334,707
		272,219,972
Hong Kong - 4.7%
CK Asset Holdings Ltd.	19,475,000	130,003,550
Great Eagle Holdings Ltd.	22,777,700	63,991,664
Guoco Group Ltd.	7,806,340	87,158,630
Hongkong Land Holdings Ltd.	15,883,500	86,023,684
Hysan Development Co. Ltd.	17,500,405	53,643,324
Jardine Matheson Holdings Ltd.	3,892,300	229,890,769
		650,711,621
Ireland - 0.6%
CRH plc	1,586,739	79,639,068

Japan - 17.2%
As One Corp.	1,418,280	70,271,769
Chofu Seisakusho Co. Ltd.(b)	1,829,100	31,355,195
Daiichikosho Co. Ltd.(b)	2,866,280	81,219,248
FANUC Corp.	1,241,140	245,433,370
Hirose Electric Co. Ltd.	919,830	137,107,874
Hoshizaki Corp.	1,032,500	76,296,012
Hoya Corp.	483,210	62,657,041
Kansai Paint Co. Ltd.	3,559,930	73,896,296
Keyence Corp.	209,100	107,252,128
Komatsu Ltd.	3,814,300	95,849,360
Mitsubishi Electric Corp.	10,867,500	136,098,059
Mitsubishi Estate Co. Ltd.	15,918,150	229,259,973
MS&AD Insurance Group Holdings, Inc.	4,659,600	159,822,181
Nagaileben Co. Ltd.	1,687,224	30,824,447
Olympus Corp.	840,372	18,805,044
Pilot Corp.	473,900	16,879,056
Secom Co. Ltd.	3,108,600	218,889,267
Shimano, Inc.	694,470	155,729,440
SK Kaken Co. Ltd.	87,561	28,845,704
SMC Corp.	208,990	116,566,586
Sompo Holdings, Inc.	4,966,400	232,395,097
T Hasegawa Co. Ltd.	1,906,436	41,834,347
USS Co. Ltd.	560,300	9,144,484
Yokogawa Electric Corp.	13,600	222,843
		2,376,654,821
Mexico - 1.3%
Fomento Economico Mexicano SAB de CV, ADR	1,956,404	147,160,709
Fresnillo plc	1,426,722	12,091,192
Grupo Mexico SAB de CV, Series B	566,938	2,434,799
Industrias Penoles SAB de CV	2,246,692	24,069,055
		185,755,755
Netherlands - 2.2%
HAL Trust	618,494	97,038,524
Shell plc	8,311,366	212,093,053
		309,131,577
Norway - 1.0%
Orkla ASA	13,903,113	132,863,753

Singapore - 2.0%
ComfortDelGro Corp. Ltd.	20,481,815	20,681,129
Haw Par Corp. Ltd.(b)	19,447,213	167,576,828
United Overseas Bank Ltd.	828,500	18,515,871

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 9 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
UOL Group Ltd.	14,128,300	76,617,431
		283,391,259
South Korea - 3.5%
Fursys, Inc.*(b)	872,463	25,427,770
Hyundai Mobis Co. Ltd.	383,757	75,332,438
KT&G Corp.	2,525,785	163,155,276
Lotte Confectionery Co. Ltd.*	104,605	10,215,210
Lotte Corp.*	772,717	17,263,485
Namyang Dairy Products Co. Ltd.	4,387	1,366,502
Namyang Dairy Products Co. Ltd. (Preference)(b)	15,711	2,539,008
NAVER Corp.	126,327	33,368,086
NongShim Co. Ltd.	203,663	54,969,305
Samsung Electronics Co. Ltd. (Preference)	1,863,921	104,840,478
		488,477,558
Sweden - 2.7%
Industrivarden AB, Class A	123,708	3,910,650
Industrivarden AB, Class C	1,572,517	48,843,320
Investor AB, Class A	2,623,962	59,693,273
Investor AB, Class B	8,384,352	182,040,485
Svenska Handelsbanken AB, Class A	8,041,032	85,697,783
		380,185,511
Switzerland - 4.5%
Cie Financiere Richemont SA (Registered)	2,414,653	350,930,830
Nestle SA (Registered)	2,078,798	268,452,597
		619,383,427
Taiwan - 2.2%
Taiwan Secom Co. Ltd.	8,545,694	31,383,458
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,190,953	268,676,566
		300,060,024
Thailand - 0.8%
Bangkok Bank PCL, NVDR	21,880,059	89,514,487
Thai Beverage PCL	52,214,985	25,419,597
		114,934,084
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	9,256,418	26,309,415

United Kingdom - 10.4%
BAE Systems plc	13,135,620	102,796,200
Berkeley Group Holdings plc	1,832,834	104,599,861
British American Tobacco plc	8,552,722	365,158,513
GlaxoSmithKline plc	7,145,873	159,467,344
Great Portland Estates plc, REIT	1,005,391	10,416,808
Hiscox Ltd.	6,200,408	81,500,503
Lloyds Banking Group plc	217,111,612	150,669,411
Reckitt Benckiser Group plc	2,333,629	189,075,701
Ultra Electronics Holdings plc	400,204	15,701,298
Unilever plc	5,126,746	261,860,181
		1,441,245,820
United States - 3.5%
Newmont Corp.	2,780,992	170,113,281
Royal Gold, Inc.	407,717	41,403,661
Willis Towers Watson plc	1,144,034	267,658,195
		479,175,137
TOTAL COMMON STOCKS (Cost $7,865,176,473)		11,130,050,504

Investments	Ounces	Value ($)
COMMODITIES - 10.9%

Gold bullion* (Cost $799,500,107)	836,267	1,504,177,431

Investments	Principal Amount ($)		Value ($)

FOREIGN GOVERNMENT SECURITIES - 2.4%

Colombia - 0.4%
Titulos de Tesoreria
5.75%, 11/3/2027	COP	231,789,600,000	51,244,849

Indonesia - 0.2%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	20,101,023

Malaysia - 0.3%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	181,499,000	43,787,557

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	377,210,000	18,427,114
10.00%, 12/5/2024	MXN	388,030,000	19,978,805
5.75%, 3/5/2026	MXN	665,860,000	30,224,841
			68,630,760
Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026(d)	PEN	102,111,000	29,962,711

Singapore - 0.5%
Republic of Singapore
3.13%, 9/1/2022	SGD	97,397,000	73,118,944

South Korea - 0.3%
Republic of Korea
1.25%, 3/10/2026	KRW	59,926,230,000	47,487,967

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $353,946,460)			334,333,811

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 10 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(e)

Switzerland - 0.0%(e)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $–)	5,585,194	5,725,932

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.2%

COMMERCIAL PAPER - 6.0%
Alphabet, Inc.
0.10%, 3/16/2022(f)	12,733,000	12,731,459
American Honda Finance Corp.
0.20%, 2/4/2022(f)	17,625,000	17,624,712
0.20%, 2/11/2022(f)	8,891,000	8,890,498
0.31%, 3/22/2022(f)	14,428,000	14,422,189
0.31%, 3/23/2022(f)	14,428,000	14,422,011
0.35%, 4/12/2022(f)	3,674,000	3,671,471
BNG Bank NV
0.12%, 4/13/2022(d)(f)	18,003,000	17,997,023
0.14%, 4/19/2022(d)(f)	7,348,000	7,345,230
0.14%, 4/20/2022(d)(f)	7,348,000	7,345,178
BP Capital Markets plc
0.32%, 3/25/2022(f)	21,927,000	21,921,480
0.19%, 4/11/2022(f)	5,131,000	5,128,935
0.19%, 4/19/2022(f)	8,509,000	8,504,944
CenterPoint Energy, Inc.
0.13%, 2/1/2022(f)	21,226,000	21,225,911
Danaher Corp.
0.19%, 2/10/2022(d)(f)	4,592,000	4,591,797
Entergy Corp.
0.10%, 2/1/2022(d)(f)	9,050,000	9,049,970
Erste Abwicklungsanstalt
0.18%, 4/21/2022(d)(f)	7,654,000	7,650,547
0.18%, 4/25/2022(d)(f)	7,654,000	7,650,178
European Investment Bank
0.15%, 5/2/2022(f)	13,998,000	13,992,268
0.15%, 5/3/2022(f)	8,716,000	8,712,369
0.14%, 5/5/2022(f)	25,000,000	24,989,164
Export Development Corp.
0.10%, 2/7/2022(f)	29,375,000	29,374,715
0.10%, 2/9/2022(f)	7,113,000	7,112,911
0.10%, 2/23/2022(f)	7,113,000	7,112,700
FMS Wertmanagement
0.13%, 2/22/2022(d)(f)	18,996,000	18,994,920
General Motors Financial Co., Inc.
0.27%, 2/1/2022(f)	17,483,000	17,482,876
Hydro-Quebec
0.11%, 4/14/2022(d)(f)	14,258,000	14,253,461
Kreditanstalt fuer Wiederaufbau
0.10%, 3/4/2022(d)(f)	49,000,000	48,996,821
0.10%, 3/11/2022(f)	49,000,000	48,995,647
0.15%, 4/1/2022(d)(f)	31,671,000	31,663,030
0.08%, 4/4/2022(f)	6,835,000	6,833,110
0.18%, 5/10/2022(d)(f)	35,565,000	35,540,940
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 4/11/2022(f)	6,288,000	6,285,762
0.13%, 4/18/2022(f)	16,311,000	16,304,267
0.12%, 4/22/2022(d)(f)	2,286,000	2,284,982
Mitsubishi International Corp.
0.10%, 2/2/2022(d)(f)	49,000,000	48,999,809
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(f)	8,228,000	8,227,963
Nordea Bank Abp
0.11%, 3/8/2022(d)(f)	12,170,000	12,168,953
0.18%, 4/5/2022(d)(f)	6,835,000	6,833,360
0.15%, 4/22/2022(d)(f)	11,487,000	11,480,719
0.16%, 4/26/2022(f)	9,873,000	9,866,753
0.16%, 4/27/2022(f)	6,171,000	6,166,946
0.16%, 4/28/2022(f)	6,171,000	6,166,809
0.16%, 4/29/2022(d)(f)	6,171,000	6,166,671
Philip Morris International, Inc.
0.08%, 2/28/2022(f)	6,123,000	6,122,590
Province of Quebec
0.07%, 2/16/2022(d)(f)	7,220,000	7,219,833
0.07%, 2/17/2022(d)(f)	22,243,000	22,242,433
0.07%, 2/18/2022(f)	11,723,000	11,722,672
PSP Capital, Inc.
0.09%, 2/8/2022(d)(f)	32,800,000	32,799,490
0.09%, 2/14/2022(d)(f)	30,000,000	29,999,183
0.12%, 3/3/2022(f)	12,664,000	12,663,008
0.17%, 3/7/2022(f)	3,848,000	3,847,637
0.21%, 5/11/2022(d)(f)	18,401,000	18,387,864
Siemens Capital Co. LLC
0.10%, 4/20/2022(f)	6,480,000	6,477,739
Stanley Black & Decker, Inc.
0.31%, 4/26/2022(d)(f)	6,005,000	6,000,392
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(d)(f)	16,455,000	16,454,917
Western Union Co. (The)
0.15%, 2/1/2022(d)(f)	10,778,000	10,777,953
0.18%, 2/3/2022(f)	6,032,000	6,031,916
TOTAL COMMERCIAL PAPER (Cost $835,955,546)		835,929,086

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
0.04%, 2/24/2022(f)	10,000,000	9,999,775
0.05%, 3/10/2022(f)	10,000,000	9,999,663
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,999,282)		19,999,438

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 11 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g)(Cost $56,471)	56,471	56,471
TOTAL SHORT-TERM INVESTMENTS (Cost $856,011,299)		855,984,995

Total Investments - 99.9% (Cost $9,874,634,339)		13,830,272,673
Other assets less liabilities - 0.1%		18,769,735
Net Assets - 100.0%		13,849,042,408

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $17,504,866, which represents approximately 0.13% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$19.33

(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $472,858,365, which represents approximately 3.41% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown was the current yield as of January 31, 2022.
(g)	Represents 7-day effective yield as of January 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 12 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	105,151,249	EUR	88,724,000	UBS AG	2/16/2022	5,447,684
USD	32,823,380	GBP	23,723,000	UBS AG	2/16/2022	921,067
USD	82,605,146	EUR	71,282,000	Goldman Sachs	3/16/2022	2,450,846
USD	42,000,910	GBP	30,866,000	Goldman Sachs	3/16/2022	499,597
USD	54,136,948	EUR	47,534,000	JPMorgan Chase Bank	4/20/2022	634,645
Net unrealized appreciation						9,953,839

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Auto Components	0.5
Banks	3.1
Beverages	4.2
Chemicals	3.0
Commercial Services & Supplies	2.1
Commodities	10.9
Construction Materials	0.6
Diversified Financial Services	5.6
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.8
Entertainment	0.6
Equity Real Estate Investment Trusts (REITs)	0.1
Food Products	6.0
Foreign Government Securities	2.4
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.2
Household Durables	1.0
Household Products	2.3
Industrial Conglomerates	2.6
Insurance	6.9
Interactive Media & Services	0.2
Internet & Direct Marketing Retail	1.7
Leisure Products	1.1
Machinery	4.0
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	4.0
Personal Products	1.9
Pharmaceuticals	3.8
Real Estate Management & Development	4.6
Road & Rail	0.1
Semiconductors & Semiconductor Equipment	2.0
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.8
Tobacco	3.8
Trading Companies & Distributors	0.4
Short-Term Investments	6.2
Total Investments	99.9%

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 13 of 57

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Security Description	Shares at January 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2022	Dividend Income	Capital Gain Distributions
Common Stock — 3.9%
Belgium — 0.1%
Legris Industries SE*‡(a)(b)	905,366	$20,293,634	$–	$–	$–	$(2,788,768)	$17,504,866	$–	$–

Chile — 1.1%
Cia Cervecerias Unidas SA, ADR	9,392,572	158,828,392	–	–	–	(2,254,217)	156,574,175	5,757,412	–

France — 0.5%
Laurent-Perrier	558,938	62,287,158	–	–	–	1,134,671	63,421,829	–	–

Japan — 0.8%
Chofu Seisakusho Co. Ltd.	1,829,100	33,049,468	–	–	–	(1,694,273)	31,355,195	257,743	–
Daiichikosho Co. Ltd.	2,866,280	104,073,016	–	–	–	(22,853,768)	81,219,248	–	–
		137,122,484	–	–	–	(24,548,041)	112,574,443	257,743	–

Singapore — 1.2%
Haw Par Corp. Ltd.	19,447,213	181,739,911	–	–	–	(14,163,083)	167,576,828	–	–

South Korea — 0.2%
Fursys, Inc.	872,463	29,143,019	–	–	–	(3,715,249)	25,427,770	614,022	–
Namyang Dairy Products Co. Ltd. (Preference)	15,711	3,049,776	–	–	–	(510,768)	2,539,008	11,610	–
		32,192,795	–	–	–	(4,226,017)	27,966,778	625,632	–

Total COMMON STOCKS		592,464,374	–	–	–	(46,845,455)	545,618,919	6,640,787	–
Total		$592,464,374	$–	$–	$–	$(46,845,455)	$545,618,919	$6,640,787	$–

* Non-income producing security.

‡ Value determined using significant unobservable inputs.

(a) Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $17,504,866, which represents approximately 0.13% of net assets of the Fund.

(b) Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 14 of 57

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 79.4%

Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc.	100,016	3,859,617

Air Freight & Logistics - 3.6%
CH Robinson Worldwide, Inc.	330,334	34,569,453
Expeditors International of Washington, Inc.	89,172	10,208,411
		44,777,864
Banks - 2.6%
US Bancorp	345,798	20,121,985
Wells Fargo & Co.	235,971	12,695,240
		32,817,225
Capital Markets - 4.1%
Bank of New York Mellon Corp. (The)	607,458	35,997,961
Charles Schwab Corp. (The)	172,271	15,108,167
		51,106,128
Chemicals - 1.9%
Nutrien Ltd. (Canada)	188,399	13,150,250
PPG Industries, Inc.	36,734	5,737,851
Scotts Miracle-Gro Co. (The)	32,921	4,977,655
		23,865,756
Consumer Finance - 1.7%
American Express Co.	120,858	21,732,686

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class A*	38	17,852,590

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp.*	84,209	13,007,764

Energy Equipment & Services - 2.7%
NOV, Inc.	998,989	16,403,400
Schlumberger NV	451,018	17,621,273
		34,024,673
Equity Real Estate Investment Trusts (REITs) - 3.8%
Boston Properties, Inc.	64,068	7,180,742
Douglas Emmett, Inc.	180,779	5,643,920
Equity Residential	161,312	14,313,214
Weyerhaeuser Co.	505,903	20,453,658
		47,591,534
Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	7,399,180

Gas Utilities - 0.9%
UGI Corp.	242,612	11,002,454

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	44,564	11,325,495
DENTSPLY SIRONA, Inc.	269,029	14,371,529
		25,697,024
Health Care Providers & Services - 5.8%
Anthem, Inc.	66,423	29,291,879
HCA Healthcare, Inc.	99,146	23,799,997
Universal Health Services, Inc., Class B	154,116	20,044,327
		73,136,203
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.*	6,842	16,804,842

Household Products - 2.6%
Colgate-Palmolive Co.	391,362	32,267,797

Insurance - 6.3%
Alleghany Corp.*	19,289	12,807,896
Brown & Brown, Inc.	264,735	17,546,636
Travelers Cos., Inc. (The)	113,399	18,844,646
W R Berkley Corp.	181,882	15,369,029
Willis Towers Watson plc	60,742	14,211,198
		78,779,405
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A*	7,298	19,748,899
Alphabet, Inc., Class C*	7,229	19,619,289
Meta Platforms, Inc., Class A*	120,766	37,831,157
		77,199,345
Machinery - 3.5%
Cummins, Inc.	70,664	15,608,264
Deere & Co.	44,166	16,624,083
Flowserve Corp.	378,708	12,353,455
		44,585,802
Media - 3.6%
Comcast Corp., Class A	920,308	46,006,197

Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	82,024	3,917,458
Barrick Gold Corp. (Canada)	311,133	5,958,197
Franco-Nevada Corp. (Canada)	21,527	2,846,275
Newcrest Mining Ltd. (Australia)	236,346	3,666,049
Newmont Corp.	261,386	15,988,982
Royal Gold, Inc.	38,764	3,936,484
		36,313,445
Oil, Gas & Consumable Fuels - 3.7%
Exxon Mobil Corp.	613,644	46,612,398

Road & Rail - 1.3%
Union Pacific Corp.	66,064	16,155,951

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	122,205	20,037,954
Texas Instruments, Inc.	115,515	20,733,787
		40,771,741
Software - 8.9%
Microsoft Corp.	95,262	29,624,577
Oracle Corp.	616,514	50,036,276
salesforce.com, Inc.*	58,794	13,677,248

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 15 of 57

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Teradata Corp.*	463,744	18,707,433
		112,045,534
Tobacco - 3.6%
Philip Morris International, Inc.	435,178	44,758,057

TOTAL COMMON STOCKS (Cost $517,002,979)		1,000,171,212

Investments	Ounces	Value ($)

COMMODITIES - 10.5%

Gold bullion (Cost $79,442,806)*	73,531	132,258,565

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.1%

Oil, Gas & Consumable Fuels - 2.1%
Enterprise Products Partners LP	526,087	12,436,697
Magellan Midstream Partners LP	288,808	14,114,047

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $23,074,793)		26,550,744

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.3%

Banks - 0.3%
Bank of America Corp.
Series L, 7.25%, (a) (Cost $3,257,648)	2,250	3,168,000

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%(b)

Health Care Equipment & Supplies - 0.0%(b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $554,025)	600,000	637,500

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.3%

COMMERCIAL PAPER - 6.1%
CenterPoint Energy, Inc.
0.13%, 2/1/2022(c)	9,757,000	9,756,959
Cigna Corp.
0.30%, 4/18/2022(c)	10,000,000	9,992,193
Entergy Corp.
0.10%, 2/1/2022(c)(d)	4,160,000	4,159,986
General Motors Financial Co., Inc.
0.27%, 2/1/2022(c)	8,036,000	8,035,943
Johnson & Johnson
0.10%, 4/14/2022(c)(d)	11,700,000	11,696,750
MetLife Short Term Funding LLC
0.09%, 2/25/2022(c)(d)	15,000,000	14,999,469
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(c)	3,782,000	3,781,983
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(c)(d)	7,564,000	7,563,962
Western Union Co. (The)
0.15%, 2/1/2022(c)(d)	4,954,000	4,953,978
0.18%, 2/3/2022(c)	1,584,000	1,583,978
TOTAL COMMERCIAL PAPER (Cost $76,527,411)		76,525,201

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.0%(b)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (e)
(Cost $19,935)	19,935	19,935

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 1.2%
U.S. Treasury Bills
0.04%, 2/24/2022(c) (Cost $14,999,617)	15,000,000	14,999,662

TOTAL SHORT-TERM INVESTMENTS (Cost $91,546,963)		91,544,798

Total Investments - 99.6% (Cost $714,879,214)		1,254,330,819
Other assets less liabilities - 0.4%		5,330,017
Net Assets - 100.0%		1,259,660,836

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 16 of 57

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2022. The maturity date reflects the next call date.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown was the current yield as of January 31, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $43,374,145, which represents approximately 3.44% of net assets of the Fund.
(e)	Represents 7-day effective yield as of January 31, 2022.

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 17 of 57

First Eagle U.S. Value Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.3%
Air Freight & Logistics	3.6
Banks	2.9
Capital Markets	4.1
Chemicals	1.9
Commodities	10.5
Consumer Finance	1.7
Diversified Financial Services	1.4
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	2.7
Equity Real Estate Investment Trusts (REITs)	3.8
Food Products	0.6
Gas Utilities	0.9
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	5.8
Hotels, Restaurants & Leisure	1.3
Household Products	2.6
Insurance	6.3
Interactive Media & Services	6.1
Machinery	3.5
Media	3.6
Metals & Mining	2.9
Oil, Gas & Consumable Fuels	5.8
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.2
Software	8.9
Tobacco	3.6
Short-Term Investments	7.3
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 18 of 57

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 67.5%

Australia - 4.2%
Newcrest Mining Ltd.	5,458,152	84,663,385

Brazil - 7.8%
Wheaton Precious Metals Corp.	3,899,281	157,219,010

Canada - 37.4%
Agnico Eagle Mines Ltd.	1,068,425	51,027,874
Alamos Gold, Inc., Class A	10,942,781	74,636,283
B2Gold Corp.	24,094,999	86,815,164
Barrick Gold Corp.	6,871,570	131,590,566
Dundee Precious Metals, Inc.(a)	13,440,008	78,981,127
Franco-Nevada Corp.	427,322	56,500,026
Kinross Gold Corp.	4,330,528	23,384,851
Kirkland Lake Gold Ltd.	2,551,869	96,120,432
MAG Silver Corp.*	3,950,702	53,643,643
Novagold Resources, Inc.*	12,091,992	79,807,147
Orla Mining Ltd.*	5,733,294	18,853,140
		751,360,253
Mexico - 2.6%
Fresnillo plc	4,277,558	36,251,472
Industrias Penoles SAB de CV	1,403,600	15,036,919
		51,288,391
Tanzania, United Republic Of - 1.2%
AngloGold Ashanti Ltd., ADR	1,286,240	23,898,339

United States - 14.3%
Newmont Corp.	3,129,008	191,401,419
Royal Gold, Inc.	949,303	96,401,720
		287,803,139
TOTAL COMMON STOCKS (Cost $951,380,820)		1,356,232,517

Investments	Ounces	Value ($)

COMMODITIES - 24.3%

Gold bullion*	237,075	426,421,176
Silver bullion*	2,776,530	62,452,770
TOTAL COMMODITIES (Cost $336,413,103)		488,873,946

Investments	Number of Rights	Value ($)
RIGHTS - 0.3%

Canada - 0.3%
Pan American Silver Corp., CVR, expiring 2/22/2029*
(Cost $45,973,716)	6,835,667	4,887,502

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.6%

COMMERCIAL PAPER - 8.6%
Alphabet, Inc.
0.10%, 3/16/2022(b)	5,155,000	5,154,376
American Honda Finance Corp.
0.31%, 3/22/2022(b)	5,842,000	5,839,647
0.31%, 3/23/2022(b)	5,842,000	5,839,575
Apple, Inc.
0.05%, 2/15/2022(b)(c)	8,333,000	8,332,861
CenterPoint Energy, Inc.
0.13%, 2/1/2022(b)	27,941,000	27,940,883
Danaher Corp.
0.17%, 2/14/2022(b)(c)	16,667,000	16,665,807
Entergy Corp.
0.10%, 2/1/2022(b)(c)	11,913,000	11,912,960
General Motors Financial Co., Inc.
0.27%, 2/1/2022(b)	23,013,000	23,012,837
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 2/23/2022(b)(c)	3,944,000	3,943,799
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(b)	10,830,000	10,829,952
NRW Bank
0.06%, 2/25/2022(b)	11,990,000	11,989,501
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(b)(c)	21,659,000	21,658,891
Western Union Co. (The)
0.15%, 2/1/2022(b)(c)	14,187,000	14,186,939
0.18%, 2/3/2022(b)	5,420,000	5,419,924
TOTAL COMMERCIAL PAPER (Cost $172,728,396)		172,727,952

Investments	Shares	Value ($)

INVESTMENT COMPANIES - 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e)(Cost $51,562)	51,562	51,562
TOTAL SHORT-TERM INVESTMENTS (Cost $172,779,958)		172,779,514

Total Investments - 100.7% (Cost $1,506,547,597)		2,022,773,479
Liabilities in excess of other assets - (0.7)%		(13,740,585)
Net Assets - 100.0%		2,009,032,894

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 19 of 57

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $76,701,257, which represents approximately 3.82% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2022.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.3%
Metals & Mining	67.8
Short-Term Investments	8.6
Total Investments	100.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 20 of 57

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2022	Market Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2022	Dividend Income
Common Stock — 3.9%
Canada — 3.9%
Dundee Precious Metals, Inc.	13,440,008	$88,398,243	$-	$-	$-	$(9,417,116)	$78,981,127	$340,210
Total Common Stock		88,398,243	-	-	-	(9,417,116)	78,981,127	340,210
Total		$88,398,243	$-	$-	$-	$(9,417,116)	$78,981,127	$340,210

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 21 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 65.9%

Belgium - 2.3%
Groupe Bruxelles Lambert SA	288,053	30,908,917

Brazil - 1.6%
Ambev SA, ADR	4,069,165	11,515,737
Itausa SA (Preference)	2,760,475	5,297,309
Wheaton Precious Metals Corp.	111,232	4,484,874
		21,297,920
Canada - 3.4%
Agnico Eagle Mines Ltd.	51,582	2,463,551
Franco-Nevada Corp.	38,495	5,089,765
Imperial Oil Ltd.	287,984	11,783,069
Nutrien Ltd.(a)	69,643	4,861,081
Power Corp. of Canada	692,979	22,275,201
		46,472,667
Chile - 1.6%
Cia Cervecerias Unidas SA, ADR	988,140	16,472,294
Quinenco SA	1,752,388	4,552,083
		21,024,377
France - 4.2%
Danone SA	409,081	25,506,652
Sanofi	151,208	15,810,617
Sodexo SA	147,121	13,682,785
Wendel SE	15,480	1,681,381
		56,681,435
Germany - 1.6%
Brenntag SE	21,951	1,880,679
FUCHS PETROLUB SE (Preference)	210,103	9,079,636
Henkel AG & Co. KGaA (Preference)	128,103	10,477,347
		21,437,662
Hong Kong - 5.1%
CK Asset Holdings Ltd.	2,196,000	14,659,194
Great Eagle Holdings Ltd.	1,749,774	4,915,814
Guoco Group Ltd.	167,700	1,872,389
Hongkong Land Holdings Ltd.	2,123,300	11,499,612
Hysan Development Co. Ltd.	1,193,083	3,657,112
Jardine Matheson Holdings Ltd.	505,700	29,868,140
Mandarin Oriental International Ltd.*	1,047,200	2,274,819
		68,747,080
Japan - 3.1%
FANUC Corp.	20,800	4,113,165
Komatsu Ltd.	101,500	2,550,589
Mitsubishi Electric Corp.	413,000	5,172,165
MS&AD Insurance Group Holdings, Inc.	199,600	6,846,190
Secom Co. Ltd.	213,100	15,005,244
Sompo Holdings, Inc.	124,400	5,821,108
USS Co. Ltd.	123,600	2,017,238
		41,525,699
Mexico - 1.5%
Coca-Cola Femsa SAB de CV, ADR(a)	173,224	9,149,692
Fomento Economico Mexicano SAB de CV, ADR(a)	109,992	8,273,598
Fresnillo plc	330,580	2,801,601
Grupo Mexico SAB de CV, Series B	37,296	160,173
		20,385,064
Netherlands - 0.4%
HAL Trust	38,889	6,101,484

Norway - 1.1%
Orkla ASA	1,625,290	15,531,927

Singapore - 0.5%
ComfortDelGro Corp. Ltd.	1,015,700	1,025,584
UOL Group Ltd.	1,001,900	5,433,280
		6,458,864
South Korea - 1.7%
KT&G Corp.	277,804	17,944,991
Samsung Electronics Co. Ltd. (Preference)	91,052	5,121,427
		23,066,418
Sweden - 1.9%
Industrivarden AB, Class A	10,611	335,434
Industrivarden AB, Class C	220,278	6,841,967
Investor AB, Class A	426,079	9,692,995
Svenska Handelsbanken AB, Class A	781,746	8,331,505
		25,201,901
Switzerland - 3.8%
Cie Financiere Richemont SA (Registered)	121,841	17,707,622
Nestle SA (Registered)	256,690	33,148,530
		50,856,152
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	35,510	4,354,591

Thailand - 0.8%
Bangkok Bank PCL, NVDR	1,644,800	6,729,115
Thai Beverage PCL	9,335,100	4,544,566
		11,273,681
Turkey - 0.5%
Coca-Cola Icecek A/S	829,152	7,131,721

United Kingdom - 9.3%
BAE Systems plc	807,624	6,320,271
Berkeley Group Holdings plc	146,398	8,354,936
British American Tobacco plc	887,976	37,912,140
GlaxoSmithKline plc	781,272	17,434,871
Hiscox Ltd.	107,281	1,410,142
Linde plc(a)	4,400	1,402,192
Lloyds Banking Group plc	9,349,373	6,488,205
Reckitt Benckiser Group plc	120,054	9,727,036

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 22 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Unilever plc	730,976	37,336,257
		126,386,050
United States - 21.2%
American Express Co.(a)	23,781	4,276,299
Analog Devices, Inc.	16,314	2,675,007
Anthem, Inc.(a)	21,834	9,628,576
Bank of New York Mellon Corp. (The)(a)	283,179	16,781,188
Becton Dickinson and Co.	32,527	8,266,412
Boston Properties, Inc., REIT	61,203	6,859,632
CH Robinson Worldwide, Inc.(a)	101,678	10,640,603
Colgate-Palmolive Co.	260,791	21,502,218
Comcast Corp., Class A(a)	181,382	9,067,286
Douglas Emmett, Inc., REIT	268,324	8,377,075
Equity Residential, REIT(a)	136,143	12,079,968
Exxon Mobil Corp.(a)	560,428	42,570,111
General Dynamics Corp.	7,297	1,547,694
HCA Healthcare, Inc.(a)	42,461	10,192,763
IDACORP, Inc.	24,631	2,714,829
Kraft Heinz Co. (The)	148,824	5,327,899
Oracle Corp.(a)	88,952	7,219,344
Philip Morris International, Inc.(a)	289,726	29,798,319
PPG Industries, Inc.	4,617	721,175
Royal Gold, Inc.	53,578	5,440,846
Schlumberger NV(a)	244,930	9,569,415
Scotts Miracle-Gro Co. (The)(a)	13,331	2,015,647
Texas Instruments, Inc.(a)	62,488	11,215,971
Travelers Cos., Inc. (The)	30,204	5,019,301
UGI Corp.(a)	152,737	6,926,623
Union Pacific Corp.	5,763	1,409,342
Universal Health Services, Inc., Class B(a)	31,604	4,110,416
US Bancorp(a)	187,393	10,904,399
Wells Fargo & Co.(a)	266,859	14,357,014
Weyerhaeuser Co., REIT	129,131	5,220,766
		286,436,138
TOTAL COMMON STOCKS (Cost $753,430,993)		891,279,748

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 10.8%

Australia - 0.4%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(b)	1,643,000	1,771,984
Nufarm Australia Ltd.
5.75%, 4/30/2026(b)	946,000	974,474
5.00%, 1/27/2030(b)	2,595,000	2,582,025
		5,328,483
Canada - 0.5%
Open Text Corp.
3.88%, 2/15/2028(b)	1,106,000	1,083,858
Open Text Holdings, Inc.
4.13%, 2/15/2030(b)	774,000	756,128
4.13%, 12/1/2031(b)	5,953,000	5,744,645
		7,584,631
Germany - 0.4%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(b)(c)	3,879,000	3,927,488
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(b)(c)	1,336,632	1,376,330
		5,303,818
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡(b)	9,977,000	9,216,354

Poland - 0.5%
Canpack SA
3.13%, 11/1/2025(b)	420,000	417,242
3.88%, 11/15/2029(b)	6,197,000	5,934,721
		6,351,963
United States - 8.3%
ACCO Brands Corp.
4.25%, 3/15/2029(b)	8,173,000	7,803,458
Aircastle Ltd.
4.40%, 9/25/2023	984,000	1,019,305
American Airlines, Inc.
5.50%, 4/20/2026(b)	502,000	513,922
5.75%, 4/20/2029(b)	502,000	513,923
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	115,606
AMN Healthcare, Inc.
4.63%, 10/1/2027(b)	1,109,000	1,119,824
Andeavor Logistics LP
3.50%, 12/1/2022‡	111,000	111,264
Aramark Services, Inc.
5.00%, 4/1/2025(b)	1,541,000	1,561,341
5.00%, 2/1/2028(b)	194,000	192,545
Carnival Corp.
4.00%, 8/1/2028(b)	1,206,000	1,147,244
Centene Corp.
4.25%, 12/15/2027	1,355,000	1,387,981
4.63%, 12/15/2029	684,000	711,237
3.38%, 2/15/2030	1,113,000	1,092,131
Charles River Laboratories International, Inc.
3.75%, 3/15/2029(b)	683,000	658,890
CITGO Petroleum Corp.
7.00%, 6/15/2025(b)	4,631,000	4,665,732
6.38%, 6/15/2026(b)	5,182,000	5,156,090
DCP Midstream Operating LP
6.45%, 11/3/2036(b)	773,000	977,845
Dell International LLC
5.85%, 7/15/2025	2,000,000	2,222,655
Delta Air Lines, Inc.
4.50%, 10/20/2025(b)	6,155,158	6,385,843
Domtar Corp.

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 23 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
6.75%, 10/1/2028(b)	1,327,000	1,302,689
DT Midstream, Inc.
4.13%, 6/15/2029(b)	1,779,000	1,754,966
Edgewell Personal Care Co.
4.13%, 4/1/2029(b)	4,888,000	4,811,845
Embecta Corp.
5.00%, 2/15/2030(b)	2,446,000	2,449,058
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)	46,000	44,850
4.38%, 3/31/2029(b)	149,000	140,835
Imola Merger Corp.
4.75%, 5/15/2029(b)	3,133,000	3,048,315
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(b)	7,522,000	7,468,970
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030(b)	933,000	921,715
Level 3 Financing, Inc.
3.75%, 7/15/2029(b)	128,000	116,800
Lumen Technologies, Inc.
5.38%, 6/15/2029(b)	751,000	712,016
Mileage Plus Holdings LLC
6.50%, 6/20/2027(b)	3,324,031	3,531,783
Pilgrim's Pride Corp.
5.88%, 9/30/2027(b)	3,343,000	3,490,435
4.25%, 4/15/2031(b)	2,699,000	2,663,076
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(b)	2,635,000	2,608,334
SBA Communications Corp.
REIT, 3.13%, 2/1/2029	715,000	666,344
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032	4,518,000	4,389,011
Scripps Escrow II, Inc.
5.38%, 1/15/2031(b)	64,000	63,304
SEG Holding LLC
5.63%, 10/15/2028(b)	5,461,000	5,679,440
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,548,500
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,854,000
Sylvamo Corp.
7.00%, 9/1/2029(b)	2,234,000	2,289,224
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(b)	3,107,000	3,184,675
5.13%, 8/1/2030(b)	2,000,000	2,072,920
Teleflex, Inc.
4.63%, 11/15/2027	824,000	840,480
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(d)(e)	4,424,000	4,512,480
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	3,627,169	3,901,512
Valvoline, Inc.
4.25%, 2/15/2030(b)	224,000	216,368
3.63%, 6/15/2031(b)	511,000	468,306
WESCO Distribution, Inc.
7.13%, 6/15/2025(b)	1,295,000	1,356,124
7.25%, 6/15/2028(b)	2,136,000	2,290,860
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,746,504
		112,502,575
TOTAL CORPORATE BONDS (COST $145,804,892)		146,287,824

Investments	Ounces	Value ($)

COMMODITIES - 7.7%

Gold bullion*
(Cost $71,533,113)	57,789	103,943,174

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 4.0%
U.S. Treasury Notes
1.63%, 12/15/2022	9,300,000	9,373,020
2.63%, 12/31/2023	7,100,000	7,295,527
2.50%, 1/31/2024	12,380,900	12,702,997
1.75%, 6/30/2024	12,850,000	12,995,064
1.75%, 12/31/2024	12,247,000	12,379,516
		54,746,124
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,311,243)		54,746,124

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.9%

United States - 2.9%
Enterprise Products Partners LP(a)	937,551	22,163,705
Magellan Midstream Partners LP(a)	354,179	17,308,728
TOTAL MASTER LIMITED PARTNERSHIPS (COST $35,107,719)		39,472,433

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.9%

United States - 1.9%
Bank of America Corp.
Series L, 7.25%, (d)	6,646	9,357,568
Wells Fargo & Co.

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 24 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Series L, 7.50%, (d)	11,123	15,840,375
		25,197,943
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $25,557,862)		25,197,943

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.1%

United States - 1.1%
Charles Schwab Corp. (The)
Series D 5.95%, 06/01/22(d)	46,239	1,189,267
General American Investors Co., Inc.
Series B 5.95%, 03/09/22(d)	4,712	126,814
MetLife, Inc.
Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 03/09/22(d)(e)	128,986	3,189,824
Northern Trust Corp.
Series E 4.70%, 01/01/25(d)	101,453	2,566,761
State Street Corp.
Series G (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26(d)(e)	24,946	690,256
Truist Financial Corp.
Series R 4.75%, 09/01/25(d)	175,050	4,449,771
US Bancorp
Series B (ICE LIBOR USD 3 Month + 0.60%), 3.50%, 03/09/22(d)(e)	90,050	2,056,742
TOTAL PREFERRED STOCKS (COST $14,202,643)		14,269,435

Investments	Shares	Value ($)
CLOSED END FUNDS - 1.1%

United Kingdom - 1.1%
Caledonia Investments plc (Cost $10,284,424)	291,700	14,397,778

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.0%

Colombia - 0.2%
Titulos de Tesoreria
5.75%, 11/3/2027	COP	13,660,300,000	3,020,066

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	24,460,000,000	1,838,497

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	68,770,000	3,359,489
5.75%, 3/5/2026	MXN	56,800,000	2,578,276
			5,937,765
South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	3,508,690,000	2,780,428

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $14,599,807)			13,576,756

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.2%

COMMERCIAL PAPER - 3.2%
CenterPoint Energy, Inc.
0.13%, 2/1/2022(f)	10,546,000	10,545,956
Entergy Corp.
0.10%, 2/1/2022(b)(f)	4,496,000	4,495,985
General Motors Financial Co., Inc.
0.27%, 2/1/2022(f)	8,686,000	8,685,938
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(f)	4,088,000	4,087,982
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(b)(f)	8,175,000	8,174,959
Western Union Co. (The)
0.15%, 2/1/2022(b)(f)	5,355,000	5,354,977
0.18%, 2/3/2022(f)	2,328,000	2,327,967
TOTAL COMMERCIAL PAPER (Cost $43,673,977)		43,673,764

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (h)(Cost $5,103)	5,103	5,103

TOTAL SHORT-TERM INVESTMENTS (Cost $43,679,080)		43,678,867

Total Investments - 99.6% (Cost $1,169,511,776)		1,346,850,082
Other assets less liabilities - 0.4%		5,553,679
Net Assets - 100.0%		1,352,403,761

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 25 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $135,194,735, which represents approximately 10.00% of net assets of the Fund.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Perpetual security. The rate reflected was the rate in effect on January 31, 2022. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.
(f)	The rate shown was the current yield as of January 31, 2022.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,811,709	EUR	4,060,000	UBS AG	2/16/2022	$249,285
USD	1,974,411	GBP	1,427,000	UBS AG	2/16/2022	55,405
USD	6,094,392	EUR	5,259,000	Goldman Sachs	3/16/2022	180,817
USD	2,409,888	GBP	1,771,000	Goldman Sachs	3/16/2022	28,665
USD	4,922,369	EUR	4,322,000	JPMorgan Chase Bank	4/20/2022	57,705
Net unrealized appreciation						$571,877

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 26 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Written Call Options Contracts as of January 31, 2022
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
American Express Co.	Exchange Traded	237	USD	(4,261,734)	USD	170.00	4/14/2022	(364,980)
Anthem, Inc.	Exchange Traded	33	USD	(1,455,267)	USD	420.00	3/18/2022	(100,650)
Anthem, Inc.	Exchange Traded	33	USD	(1,455,267)	USD	430.00	3/18/2022	(71,280)
Bank of New York Mellon Corp. (The)	Exchange Traded	258	USD	(1,528,908)	USD	65.00	3/18/2022	(14,448)
Bank of New York Mellon Corp. (The)	Exchange Traded	232	USD	(1,374,832)	USD	70.00	3/18/2022	(2,784)
Bank of New York Mellon Corp. (The)	Exchange Traded	218	USD	(1,291,868)	USD	70.00	6/17/2022	(16,350)
CH Robinson Worldwide, Inc.	Exchange Traded	124	USD	(1,297,660)	USD	120.00	2/18/2022	(3,100)
Coca-Cola Femsa SAB de CV	Exchange Traded	230	USD	(1,214,860)	USD	65.00	2/18/2022	(13,800)
Coca-Cola Femsa SAB de CV	Exchange Traded	226	USD	(1,193,732)	USD	70.00	2/18/2022	(30,510)
Comcast Corp.	Exchange Traded	233	USD	(1,164,767)	USD	65.00	3/18/2022	(1,165)
Comcast Corp.	Exchange Traded	410	USD	(2,049,590)	USD	65.00	4/14/2022	(3,485)
Comcast Corp.	Exchange Traded	226	USD	(1,129,774)	USD	75.00	4/14/2022	(1,469)
Enterprise Products Partners LP	Exchange Traded	561	USD	(1,326,204)	USD	27.00	6/17/2022	(12,903)
Equity Residential REIT	Exchange Traded	156	USD	(1,384,188)	USD	90.00	2/18/2022	(24,960)
Equity Residential REIT	Exchange Traded	156	USD	(1,384,188)	USD	92.50	3/18/2022	(23,790)
Equity Residential REIT	Exchange Traded	152	USD	(1,348,696)	USD	95.00	4/14/2022	(22,040)
Exxon Mobil Corp.	Exchange Traded	175	USD	(1,329,300)	USD	80.00	2/18/2022	(10,150)
Exxon Mobil Corp.	Exchange Traded	232	USD	(1,762,272)	USD	80.00	3/18/2022	(31,320)
Exxon Mobil Corp.	Exchange Traded	375	USD	(2,848,500)	USD	80.00	4/14/2022	(76,500)
Exxon Mobil Corp.	Exchange Traded	199	USD	(1,511,604)	USD	80.00	7/15/2022	(70,645)
Exxon Mobil Corp.	Exchange Traded	176	USD	(1,336,896)	USD	85.00	4/14/2022	(15,840)
Exxon Mobil Corp.	Exchange Traded	175	USD	(1,329,300)	USD	90.00	4/14/2022	(7,350)
Exxon Mobil Corp.	Exchange Traded	176	USD	(1,336,896)	USD	90.00	5/20/2022	(12,848)
Fomento Economico Mexicano SAB de CV	Exchange Traded	158	USD	(1,188,476)	USD	95.00	4/14/2022	(75,840)
Fomento Economico Mexicano SAB de CV	Exchange Traded	156	USD	(1,173,432)	USD	105.00	4/14/2022	(74,880)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,320,275)	USD	300.00	3/18/2022	(3,025)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,320,275)	USD	310.00	3/18/2022	(2,475)
HCA Healthcare, Inc.	Exchange Traded	65	USD	(1,560,325)	USD	320.00	3/18/2022	(14,950)
HCA Healthcare, Inc.	Exchange Traded	65	USD	(1,560,325)	USD	330.00	3/18/2022	(14,950)
Linde plc	Exchange Traded	44	USD	(1,402,192)	USD	310.00	2/18/2022	(46,200)
Magellan Midstream Partners LP	Exchange Traded	275	USD	(1,343,925)	USD	55.00	4/14/2022	(4,125)
Nutrien Ltd.	Exchange Traded	235	USD	(1,640,300)	USD	65.00	3/18/2022	(153,925)
Oracle Corp.	Exchange Traded	170	USD	(1,379,720)	USD	95.00	3/18/2022	(8,500)
Oracle Corp.	Exchange Traded	170	USD	(1,379,720)	USD	95.00	5/20/2022	(19,720)
Oracle Corp.	Exchange Traded	170	USD	(1,379,720)	USD	97.50	3/18/2022	(6,120)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,398,760)	USD	110.00	2/18/2022	(4,080)
Philip Morris International, Inc.	Exchange Traded	260	USD	(2,674,100)	USD	115.00	3/18/2022	(4,680)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,398,760)	USD	115.00	6/17/2022	(18,088)
Philip Morris International, Inc.	Exchange Traded	130	USD	(1,337,050)	USD	120.00	3/18/2022	(1,430)
Philip Morris International, Inc.	Exchange Traded	137	USD	(1,409,045)	USD	120.00	6/17/2022	(9,590)
Philip Morris International, Inc.	Exchange Traded	136	USD	(1,398,760)	USD	125.00	6/17/2022	(5,712)
Schlumberger NV	Exchange Traded	751	USD	(2,934,157)	USD	40.00	2/18/2022	(75,100)
Schlumberger NV	Exchange Traded	396	USD	(1,547,172)	USD	40.00	3/18/2022	(73,260)
Schlumberger NV	Exchange Traded	396	USD	(1,547,172)	USD	40.00	5/20/2022	(124,740)
Schlumberger NV	Exchange Traded	405	USD	(1,582,335)	USD	50.00	5/20/2022	(30,375)
Scotts Miracle-Gro Co. (The)	Exchange Traded	133	USD	(2,010,960)	USD	170.00	2/18/2022	(16,625)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	105	USD	(1,287,615)	USD	150.00	2/18/2022	(525)

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 27 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	105	USD	(1,287,615)	USD	155.00	2/18/2022	(315)
Texas Instruments, Inc.	Exchange Traded	70	USD	(1,256,430)	USD	200.00	2/18/2022	(700)
Texas Instruments, Inc.	Exchange Traded	70	USD	(1,256,430)	USD	220.00	3/18/2022	(1,890)
Texas Instruments, Inc.	Exchange Traded	70	USD	(1,256,430)	USD	220.00	4/14/2022	(1,575)
Texas Instruments, Inc.	Exchange Traded	68	USD	(1,220,532)	USD	230.00	3/18/2022	(1,088)
UGI Corp.	Exchange Traded	301	USD	(1,365,035)	USD	50.00	4/14/2022	(11,288)
UGI Corp.	Exchange Traded	301	USD	(1,365,035)	USD	50.00	7/15/2022	(28,595)
Universal Health Services, Inc.	Exchange Traded	104	USD	(1,352,624)	USD	160.00	4/14/2022	(15,600)
US Bancorp	Exchange Traded	228	USD	(1,326,732)	USD	70.00	3/18/2022	(1,254)
US Bancorp	Exchange Traded	228	USD	(1,326,732)	USD	75.00	3/18/2022	(1,368)
Wells Fargo & Co.	Exchange Traded	268	USD	(1,441,840)	USD	60.00	3/18/2022	(10,988)
Wells Fargo & Co.	Exchange Traded	277	USD	(1,490,260)	USD	60.00	4/14/2022	(24,099)
Wells Fargo & Co.	Exchange Traded	248	USD	(1,334,240)	USD	62.50	5/20/2022	(20,584)
								(1,840,626)
Total Written Options Contracts (Premiums Received ($1,446,247))								(1,840,626)

Abbreviations
ADR	American Depositary Receipt
COP	Colombian Peso
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 28 of 57

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.8
Airlines	1.1
Auto Components	0.4
Banks	6.5
Beverages	4.2
Capital Markets	1.6
Chemicals	2.0
Closed-ended Funds	1.1
Commercial Services & Supplies	1.8
Commodities	7.7
Consumer Finance	0.3
Containers & Packaging	0.5
Diversified Financial Services	4.8
Diversified Telecommunication Services	0.1
Electric Utilities	0.2
Electrical Equipment	0.4
Energy Equipment & Services	0.7
Equity Real Estate Investment Trusts (REITs)	3.0
Food & Staples Retailing	0.4
Food Products	6.4
Foreign Government Securities	1.0
Gas Utilities	0.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.3
Household Durables	1.0
Household Products	3.2
Industrial Conglomerates	2.7
Insurance	3.3
Life Sciences Tools & Services	0.0 *
Machinery	0.7
Media	0.7
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	8.0
Paper & Forest Products	0.3
Personal Products	3.1
Pharmaceuticals	2.6
Professional Services	0.1
Real Estate Management & Development	3.0
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.3
Software	1.1
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	1.3
Tobacco	6.3
Trading Companies & Distributors	0.7
U.S. Treasury Obligations	4.0
Wireless Telecommunication Services	0.1
Short-Term Investments	3.2
Total Investments	99.6%

*Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 29 of 57

First Eagle High Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.5%

Australia - 1.1%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(a)	977,000	1,053,699
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	618,000	636,602
5.00%, 1/27/2030(a)	859,000	854,705
		2,545,006
Canada - 5.4%
Intertape Polymer Group, Inc.
4.38%, 6/15/2029(a)	1,646,000	1,625,425
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	2,000,000	1,870,000
7.00%, 12/31/2027(a)	932,000	843,460
Open Text Corp.
3.88%, 2/15/2028(a)	2,190,000	2,146,156
Open Text Holdings, Inc.
4.13%, 12/1/2031(a)	3,067,000	2,959,655
Precision Drilling Corp.
6.88%, 1/15/2029(a)	1,944,000	1,947,305
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	634,000	644,461
		12,036,462
Germany - 4.1%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	2,640,000	2,658,744
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(a)(b)	3,730,000	3,776,625
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(a)(b)	1,280,244	1,318,267
Mercer International, Inc.
5.13%, 2/1/2029	1,395,000	1,375,819
		9,129,455
Mexico - 1.5%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡(a)	3,335,000	3,080,740
Petroleos Mexicanos
6.70%, 2/16/2032(a)	200,000	197,980
		3,278,720
Poland - 1.0%
Canpack SA
3.13%, 11/1/2025(a)	200,000	198,687
3.88%, 11/15/2029(a)	2,147,000	2,056,131
		2,254,818
Singapore - 0.5%
Avation Capital SA
8.25%, (8.25% Cash or 9.00% PIK), 10/31/2026(a)(b)	1,235,474	1,031,106

United Kingdom - 2.2%
EnQuest plc
7.00%, 10/15/2023(a)(b)(c)	4,056,561	3,843,592
Petrofac Ltd.
9.75%, 11/15/2026(a)	1,000,000	1,007,500
		4,851,092
United States - 78.7%
ACCO Brands Corp.
4.25%, 3/15/2029(a)	2,711,000	2,588,422
American Airlines, Inc.
5.50%, 4/20/2026(a)	185,000	189,393
5.75%, 4/20/2029(a)	185,000	189,394
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	2,626,000	2,651,630
4.00%, 4/15/2029(a)	2,109,000	2,092,550
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	615,000	661,125
5.38%, 6/15/2029(a)	1,294,000	1,302,527
Antero Resources Corp.
8.38%, 7/15/2026(a)	604,000	673,665
Aramark Services, Inc.
5.00%, 4/1/2025(a)	623,000	631,224
6.38%, 5/1/2025(a)	1,163,000	1,205,159
5.00%, 2/1/2028(a)	57,000	56,572
Arcosa, Inc.
4.38%, 4/15/2029(a)	163,000	158,518
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028(a)	657,000	627,087
Arko Corp.
5.13%, 11/15/2029(a)	2,000,000	1,902,700
Ashland LLC
3.38%, 9/1/2031(a)	2,000,000	1,890,000
Avantor Funding, Inc.
3.88%, 11/1/2029(a)	2,000,000	1,920,000
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,166,976
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	1,884,000	1,998,736
4.75%, 12/1/2027	872,000	867,579
4.75%, 6/15/2031(a)	162,000	159,009
BWX Technologies, Inc.
4.13%, 6/30/2028(a)	1,000,000	986,250
4.13%, 4/15/2029(a)	653,000	643,205
Carnival Corp.
5.75%, 3/1/2027(a)	1,242,000	1,191,326
4.00%, 8/1/2028(a)	424,000	403,343
Centene Corp.
4.25%, 12/15/2027	2,641,000	2,705,282
4.63%, 12/15/2029	1,228,000	1,276,899
3.38%, 2/15/2030	190,000	186,437
Central Garden & Pet Co.
4.13%, 4/30/2031(a)	548,000	523,340
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)	632,000	628,650
3.75%, 3/15/2029(a)	134,000	129,270
Ciena Corp.

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 30 of 57

First Eagle High Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)

4.00%, 1/31/2030(a)	500,000	495,000
Cinemark USA, Inc.
8.75%, 5/1/2025(a)	1,603,000	1,681,146
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	3,956,000	3,985,670
6.38%, 6/15/2026(a)	802,000	797,990
Clearwater Paper Corp.
4.75%, 8/15/2028(a)	305,000	304,237
CNX Midstream Partners LP
4.75%, 4/15/2030(a)	1,079,000	1,053,644
Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	648,000	635,040
Conduent Business Services LLC
6.00%, 11/1/2029(a)	2,000,000	1,970,000
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	3,000,000	3,090,600
Crestwood Midstream Partners LP
6.00%, 2/1/2029(a)	1,868,000	1,882,010
Crocs, Inc.
4.13%, 8/15/2031(a)	500,000	446,250
Crown Americas LLC
4.75%, 2/1/2026	1,844,000	1,881,415
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,297,356
4.25%, 9/1/2030	324,000	313,875
DaVita, Inc.
4.63%, 6/1/2030(a)	734,000	714,101
3.75%, 2/15/2031(a)	1,529,000	1,404,692
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,122,845	1,164,927
7.38%, 1/15/2026	1,528,000	1,739,973
Diamond BC BV
4.63%, 10/1/2029(a)	250,000	234,385
Domtar Corp.
6.75%, 10/1/2028(a)	969,000	951,248
DT Midstream, Inc.
4.13%, 6/15/2029(a)	1,243,000	1,226,207
Dycom Industries, Inc.
4.50%, 4/15/2029(a)	2,065,000	2,022,316
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)	2,102,000	2,069,251
Embecta Corp.
5.00%, 2/15/2030(a)	813,000	814,016
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	8,000	7,800
4.38%, 3/31/2029(a)	871,000	823,269
Fair Isaac Corp.
4.00%, 6/15/2028(a)	2,169,000	2,147,310
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	914,000	941,146
6.75%, 5/1/2029(a)	308,000	308,770
6.00%, 1/15/2030(a)	1,000,000	965,200
Gartner, Inc.
3.63%, 6/15/2029(a)	250,000	242,500
G-III Apparel Group Ltd.
7.88%, 8/15/2025(a)	3,821,000	4,031,155
Glatfelter Corp.
4.75%, 11/15/2029(a)	2,250,000	2,267,663
GLP Capital LP
REIT, 5.25%, 6/1/2025	3,627,000	3,890,393
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	2,000,000	1,971,990
GYP Holdings III Corp.
4.63%, 5/1/2029(a)	651,000	632,284
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,240,000	1,268,123
HCA, Inc.
5.88%, 5/1/2023	1,470,000	1,530,637
3.50%, 9/1/2030	607,000	604,202
Hertz Corp. (The)
5.00%, 12/1/2029(a)	2,000,000	1,925,800
Howard Hughes Corp. (The)
4.38%, 2/1/2031(a)	62,000	58,977
II-VI, Inc.
5.00%, 12/15/2029(a)	250,000	249,513
Imola Merger Corp.
4.75%, 5/15/2029(a)	1,184,000	1,151,996
Ingles Markets, Inc.
4.00%, 6/15/2031(a)	2,000,000	1,972,500
Interface, Inc.
5.50%, 12/1/2028(a)	1,294,000	1,329,585
International Game Technology plc
5.25%, 1/15/2029(a)	967,000	987,636
IQVIA, Inc.
5.00%, 10/15/2026(a)	800,000	818,400
5.00%, 5/15/2027(a)	1,075,000	1,099,403
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	1,303,000	1,293,814
REIT, 4.50%, 2/15/2031(a)	940,000	891,298
ITT Holdings LLC
6.50%, 8/1/2029(a)	1,250,000	1,199,288
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,125,056
3.75%, 12/1/2031(a)	647,000	631,343
Jefferies Finance LLC
5.00%, 8/15/2028(a)	2,150,000	2,125,103
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	1,312,000	1,258,628
KB Home
4.00%, 6/15/2031	2,000,000	1,970,000
Koppers, Inc.
6.00%, 2/15/2025(a)	2,389,000	2,394,973
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)	581,000	604,240
4.13%, 1/31/2030(a)	327,000	323,045
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	589,000	561,936
3.75%, 7/15/2029(a)	24,000	21,900
Lumen Technologies, Inc.
4.50%, 1/15/2029(a)	2,000,000	1,832,760
5.38%, 6/15/2029(a)	434,000	411,471
Macy's Retail Holdings LLC
3.63%, 6/1/2024	552,000	560,440
MGIC Investment Corp.

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 31 of 57

First Eagle High Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)

5.75%, 8/15/2023	470,000	488,800
5.25%, 8/15/2028	612,000	632,686
Mileage Plus Holdings LLC
6.50%, 6/20/2027(a)	592,428	629,455
Moog, Inc.
4.25%, 12/15/2027(a)	155,000	155,550
Mueller Water Products, Inc.
4.00%, 6/15/2029(a)	646,000	633,080
Oxford Finance LLC
6.38%, 2/1/2027(a)	250,000	255,368
PennyMac Financial Services, Inc.
5.75%, 9/15/2031(a)	1,000,000	956,080
Pilgrim's Pride Corp.
5.88%, 9/30/2027(a)	638,000	666,137
4.25%, 4/15/2031(a)	847,000	835,727
Post Holdings, Inc.
5.63%, 1/15/2028(a)	2,000,000	2,053,640
4.63%, 4/15/2030(a)	1,826,000	1,759,808
PRA Group, Inc.
5.00%, 10/1/2029(a)	1,500,000	1,481,250
Radian Group, Inc.
4.50%, 10/1/2024	645,000	659,513
Range Resources Corp.
4.75%, 2/15/2030(a)	1,000,000	998,790
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)	1,019,000	1,008,688
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,163,000	1,245,224
11.50%, 6/1/2025(a)	596,000	659,612
5.50%, 8/31/2026(a)	1,000,000	975,000
5.38%, 7/15/2027(a)	100,000	96,640
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	609,000	615,090
REIT, 3.13%, 2/1/2029	1,242,000	1,157,482
Scotts Miracle-Gro Co. (The)
4.38%, 2/1/2032	1,602,000	1,556,263
Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	2,452,000	2,425,347
Sealed Air Corp.
4.00%, 12/1/2027(a)	1,252,000	1,255,130
SEG Holding LLC
5.63%, 10/15/2028(a)	3,198,000	3,325,920
Shea Homes LP
4.75%, 2/15/2028(a)	1,668,000	1,640,895
Sprint Communications, Inc.
6.00%, 11/15/2022	1,026,000	1,056,780
Starwood Property Trust, Inc.
REIT, 3.75%, 12/31/2024(a)	1,000,000	998,750
Sunoco LP
4.50%, 4/30/2030(a)	2,000,000	1,963,960
Sylvamo Corp.
7.00%, 9/1/2029(a)	397,000	406,814
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,308,700
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	1,025,100
4.25%, 6/1/2028(a)	58,000	57,549
Thor Industries, Inc.
4.00%, 10/15/2029(a)	1,250,000	1,190,625
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	2,138,000	2,004,375
Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	1,830,000	1,820,850
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	680,805	732,298
United Airlines, Inc.
4.38%, 4/15/2026(a)	343,000	340,462
4.63%, 4/15/2029(a)	229,000	226,588
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	1,530,000	1,623,712
United Wholesale Mortgage LLC
5.50%, 4/15/2029(a)	326,000	298,583
Valvoline, Inc.
3.63%, 6/15/2031(a)	2,555,000	2,341,530
VICI Properties LP
REIT, 4.25%, 12/1/2026(a)	245,000	247,756
REIT, 3.75%, 2/15/2027(a)	305,000	301,988
REIT, 4.13%, 8/15/2030(a)	305,000	305,937
Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	3,203,000	3,108,511
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	1,542,000	1,614,782
7.25%, 6/15/2028(a)	1,850,000	1,984,125
White Cap Parent LLC
8.25%, 3/15/2026(a)(b)	1,972,000	2,001,580
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)	1,222,000	1,212,468
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	797,000	835,017
Ziff Davis, Inc.
4.63%, 10/15/2030(a)	1,588,000	1,555,049
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	500,000	494,530
		174,438,758
TOTAL CORPORATE BONDS (COST $210,220,445)		209,565,417

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 0.7%

United States - 0.7%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 2/3/2024(d) (Cost $1,667,810)	1,669,184	1,668,700

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 32 of 57

First Eagle High Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.8%

COMMERCIAL PAPER - 4.8%
CenterPoint Energy, Inc.
0.13%, 2/1/2022(e)	2,551,000	2,550,989
Entergy Corp.
0.10%, 2/1/2022(a)(e)	1,088,000	1,087,997
General Motors Financial Co., Inc.
0.27%, 2/1/2022(e)	2,101,000	2,100,985
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(e)	988,000	987,996
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(a)(e)	1,977,000	1,976,990
Western Union Co. (The)
0.15%, 2/1/2022(a)(e)	1,295,000	1,294,994
0.18%, 2/3/2022(e)	593,000	592,992
TOTAL COMMERCIAL PAPER (Cost $10,592,994)		10,592,943

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g)(Cost $1,588)	1,588	1,588

TOTAL SHORT-TERM INVESTMENTS (Cost $10,594,582)		10,594,531

Total Investments - 100.0% (Cost $222,482,837)		221,828,648
Liabilities in excess of other assets - 0.0%		(65,255)
Net Assets - 100.0%		221,763,393

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $184,634,103, which represents approximately 83.26% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2022.
(e)	The rate shown was the current yield as of January 31, 2022.
(f)	Represents less than 0.05% of net assets.
(g)	Represents 7-day effective yield as of January 31, 2022.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 33 of 57

First Eagle High Income Fund
Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace& Defense	0.8%
Airlines	2.9
Auto Components	3.0
Automobiles	0.5
Beverages	0.9
Chemicals	4.5
Commercial Services& Supplies	2.9
Communications Equipment	0.2
Construction& Engineering	1.0
Consumer Finance	1.1
Containers& Packaging	3.4
Diversified Financial Services	2.5
Diversified Telecommunication Services	2.3
Electronic Equipment,Instruments& Components	0.1
Energy Equipment& Services	1.3
Entertainment	0.8
Equity Real Estate Investment Trusts (REITs)	3.9
Food& Staples Retailing	3.9
Food Products	4.6
Health Care Equipment& Supplies	1.4
Health Care Providers& Services	3.8
Health Care Technology	0.9
Hotels, Restaurants& Leisure	4.8
Household Durables	3.1
Household Products	1.8
Interactive Media& Services	0.9
IT Services	1.3
Leisure Products	1.4
Life Sciences Tools& Services	0.3
Machinery	0.7
Media	2.0
Metals& Mining	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.5
Multiline Retail	0.3
Oil, Gas& Consumable Fuels	9.4
Paper& Forest Products	2.4
Personal Products	0.9
Pharmaceuticals	1.6
Professional Services	2.1
Real Estate Management& Development	0.0 *
Road& Rail	0.9
Software	4.7
Specialty Retail	2.0
Textiles, Apparel& Luxury Goods	2.0
Thrifts& Mortgage Finance	1.4
Tobacco	0.8
Trading Companies& Distributors	2.1
Wireless Telecommunication Services	0.5
Short-Term Investments	4.8
Total Investments	100.0%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 34 of 57

First Eagle Fund of America

Schedule of Investments

January 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.7%

Air Freight & Logistics - 5.4%
CH Robinson Worldwide, Inc.	148,413	15,531,421
Expeditors International of Washington, Inc.	104,100	11,917,368
		27,448,789
Beverages - 2.3%
PepsiCo, Inc.	66,635	11,562,505

Capital Markets - 0.9%
S&P Global, Inc.	11,410	4,737,660

Electronic Equipment, Instruments & Components - 3.8%
TE Connectivity Ltd.	135,319	19,351,970

Food Products - 0.9%
Nestle SA (Registered) (Switzerland)	34,357	4,436,807

Health Care Equipment & Supplies - 6.4%
Becton Dickinson and Co.	51,038	12,970,797
Medtronic plc	189,869	19,649,543
		32,620,340
Health Care Providers & Services - 10.7%
HCA Healthcare, Inc.	40,243	9,660,332
UnitedHealth Group, Inc.	94,210	44,520,820
		54,181,152
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	26,860	2,640,875

Household Products - 3.7%
Colgate-Palmolive Co.	225,568	18,598,082

Insurance - 0.4%
Willis Towers Watson plc	9,165	2,144,243

Interactive Media & Services - 13.4%
Alphabet, Inc., Class A*	13,601	36,805,258
Meta Platforms, Inc., Class A*	98,777	30,942,883
		67,748,141
Internet & Direct Marketing Retail - 2.3%
Alibaba Group Holding Ltd., ADR (China)*	91,204	11,472,551

IT Services - 1.6%
Accenture plc, Class A	15,654	5,534,942
Visa, Inc., Class A	10,177	2,301,732
		7,836,674
Media - 6.0%
Comcast Corp., Class A	602,572	30,122,574

Semiconductors & Semiconductor Equipment - 16.5%
Analog Devices, Inc.	137,020	22,467,169
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	310,735	38,105,433
Texas Instruments, Inc.	127,650	22,911,899
		83,484,501
Software - 16.2%
Microsoft Corp.	89,417	27,806,899
Oracle Corp.	488,817	39,672,388
salesforce.com, Inc.*	61,831	14,383,745
		81,863,032
Specialty Retail - 7.7%
Home Depot, Inc. (The)	55,178	20,249,223
Ross Stores, Inc.	191,443	18,713,553
		38,962,776
TOTAL COMMON STOCKS (Cost $396,655,809)		499,212,672

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.3%

COMMERCIAL PAPER - 1.3%
CenterPoint Energy, Inc.
0.13%, 2/1/2022(a)	1,572,000	1,571,993
Entergy Corp.
0.10%, 2/1/2022(a)(b)	671,000	670,998
General Motors Financial Co., Inc.
0.27%, 2/1/2022(a)	1,296,000	1,295,991
Mitsui & Co. USA, Inc.
0.15%, 2/1/2022(a)	610,000	609,997
Walgreens Boots Alliance, Inc.
0.17%, 2/1/2022(a)(b)	1,219,000	1,218,994
Western Union Co. (The)
0.15%, 2/1/2022(a)(b)	799,000	798,997
0.18%, 2/3/2022(a)	270,000	269,996
TOTAL COMMERCIAL PAPER (Cost $6,436,997)		6,436,966

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (d) (Cost $1,165)	1,165	1,165

TOTAL SHORT-TERM INVESTMENTS (Cost $6,438,162)		6,438,131

Total Investments - 100.0% (Cost $403,093,971)		505,650,803
Other assets less liabilities - 0.0%		146,094
Net Assets - 100.0%		505,796,897

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 35 of 57

First Eagle Fund of America
Schedule of Investments
January 31, 2022 (unaudited)

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2022 amounted to $2,688,989, which represents approximately 0.53% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2022.

Abbreviation
ADR	American Depositary Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.4%
Beverages	2.3
Capital Markets	0.9
Electronic Equipment, Instruments & Components	3.8
Food Products	0.9
Health Care Equipment & Supplies	6.4
Health Care Providers & Services	10.7
Hotels, Restaurants & Leisure	0.5
Household Products	3.7
Insurance	0.4
Interactive Media & Services	13.4
Internet & Direct Marketing Retail	2.3
IT Services	1.6
Media	6.0
Semiconductors & Semiconductor Equipment	16.5
Software	16.2
Specialty Retail	7.7
Short-Term Investments	1.3
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 36 of 57

First Eagle Small Cap Opportunity Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 92.0%

Aerospace & Defense - 4.2%
AAR Corp.*	31,491	1,268,143
Astronics Corp.*	108,548	1,305,832
Curtiss-Wright Corp.	12,673	1,682,848
Ducommun, Inc.*	31,836	1,392,825
Hexcel Corp.*	21,727	1,133,498
Kaman Corp.	22,917	915,992
Mercury Systems, Inc.*	24,989	1,422,374
Triumph Group, Inc.*	54,314	989,601
		10,111,113
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.*	17,902	1,438,067
Hub Group, Inc., Class A*	5,500	416,460
Radiant Logistics, Inc.*	80,832	501,967
		2,356,494
Airlines - 1.6%
Allegiant Travel Co.*	9,908	1,770,163
JetBlue Airways Corp.*	84,681	1,238,883
Mesa Air Group, Inc.*	180,079	900,395
		3,909,441
Auto Components - 1.3%
Horizon Global Corp.*	100,292	766,231
Modine Manufacturing Co.*	57,263	523,956
Patrick Industries, Inc.	17,796	1,146,062
Superior Industries International, Inc.*	150,477	666,613
Unique Fabricating, Inc.*	14,991	30,717
		3,133,579
Automobiles - 0.5%
Harley-Davidson, Inc.	33,876	1,171,093

Banks - 3.0%
First Foundation, Inc.	34,052	890,460
Hilltop Holdings, Inc.	42,759	1,412,330
Independent Bank Group, Inc.	16,721	1,269,458
Seacoast Banking Corp. of Florida	41,278	1,506,647
Texas Capital Bancshares, Inc.*	28,896	1,811,779
TriState Capital Holdings, Inc.*	7,130	225,237
		7,115,911
Beverages - 0.2%
MGP Ingredients, Inc.	7,273	550,275
Reed's, Inc.*	110,000	37,389
		587,664
Building Products - 2.1%
American Woodmark Corp.*	25,582	1,533,129
Apogee Enterprises, Inc.	8,337	372,247
Gibraltar Industries, Inc.*	22,659	1,241,713
JELD-WEN Holding, Inc.*	26,149	617,117
PGT Innovations, Inc.*	37,564	713,340
Quanex Building Products Corp.	26,810	584,190
		5,061,736
Capital Markets - 2.0%
Ashford, Inc.*	37,374	605,085
B Riley Financial, Inc.	25,586	1,575,330
Evercore, Inc., Class A	8,843	1,103,783
Moelis & Co., Class A	26,863	1,516,954
		4,801,152
Chemicals - 3.0%
AdvanSix, Inc.	16,752	705,092
HB Fuller Co.	7,450	534,687
Huntsman Corp.	34,219	1,226,067
Intrepid Potash, Inc.*	19,335	749,811
Livent Corp.*	51,710	1,189,847
LSB Industries, Inc.*	56,752	551,629
Olin Corp.	27,914	1,414,402
Trecora Resources*	42,239	353,540
Tronox Holdings plc, Class A	16,094	365,334
		7,090,409
Commercial Services & Supplies - 2.8%
Heritage-Crystal Clean, Inc.*	33,038	945,217
Interface, Inc.	47,114	624,732
KAR Auction Services, Inc.*	23,936	340,370
Performant Financial Corp.*	203,675	446,048
Pitney Bowes, Inc.	138,842	855,267
Quest Resource Holding Corp.*	76,146	468,298
Steelcase, Inc., Class A	91,573	1,130,011
US Ecology, Inc.*	37,081	1,059,775
VSE Corp.	16,856	869,432
		6,739,150
Communications Equipment - 2.4%
ADTRAN, Inc.	28,986	556,821
Aviat Networks, Inc.*	15,447	448,272
CalAmp Corp.*	138,596	823,260
Ceragon Networks Ltd. (Israel)*	46,925	107,927
Comtech Telecommunications Corp.	17,031	346,240
Digi International, Inc.*	26,278	587,050
DZS, Inc.*	64,909	950,268
Infinera Corp.*	104,635	881,027
PCTEL, Inc.*	71,672	376,995
Sierra Wireless, Inc. (Canada)*	47,145	691,146
		5,769,006
Construction & Engineering - 1.6%
Arcosa, Inc.	20,607	961,523
Infrastructure and Energy Alternatives, Inc.*	96,324	868,843
Northwest Pipe Co.*	26,525	752,514
Orion Group Holdings, Inc.*	84,386	270,035
Primoris Services Corp.	36,185	930,678
		3,783,593
Diversified Consumer Services - 1.8%
American Public Education, Inc.*	55,688	1,191,166
Lincoln Educational Services Corp.*	175,621	1,203,004
Regis Corp.*	430,486	641,424
Universal Technical Institute, Inc.*	119,809	869,814

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 37 of 57

First Eagle Small Cap Opportunity Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Zovio, Inc.*	274,268	340,092
		4,245,500
Diversified Telecommunication Services - 0.1%
Ooma, Inc.*	8,633	155,739

Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc.*	77,682	551,542
EnerSys	16,455	1,232,973
LSI Industries, Inc.	92,043	684,800
Orion Energy Systems, Inc.*	182,523	587,724
		3,057,039
Electronic Equipment, Instruments & Components - 2.6%
Advanced Energy Industries, Inc.	13,227	1,139,903
Avnet, Inc.	5,681	229,285
Fabrinet (Thailand)*	7,348	831,500
II-VI, Inc.*	23,666	1,500,425
Iteris, Inc.*	235,180	936,016
TTM Technologies, Inc.*	75,191	1,012,071
VIA Optronics AG, ADR (Germany)*	77,306	619,994
		6,269,194
Energy Equipment & Services - 4.0%
Archrock, Inc.	32,320	272,781
DMC Global, Inc.*	31,841	1,284,466
Helmerich & Payne, Inc.	63,262	1,815,619
Liberty Oilfield Services, Inc., Class A*	43,630	527,923
Newpark Resources, Inc.*	236,941	841,140
NexTier Oilfield Solutions, Inc.*	77,202	464,756
Oil States International, Inc.*	252,362	1,582,310
ProPetro Holding Corp.*	44,719	469,997
RPC, Inc.*	212,338	1,254,917
US Silica Holdings, Inc.*	109,052	1,041,447
		9,555,356
Entertainment - 0.6%
Lions Gate Entertainment Corp., Class A*	81,710	1,281,213
Marcus Corp. (The)*	10,178	171,499
		1,452,712
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexander & Baldwin, Inc.	45,628	1,047,163
Armada Hoffler Properties, Inc.	66,342	930,778
Braemar Hotels & Resorts, Inc.*	210,515	1,126,255
Chatham Lodging Trust*	82,886	1,099,897
Diversified Healthcare Trust	374,544	1,142,359
Macerich Co. (The)	17,536	290,046
Park Hotels & Resorts, Inc.*	56,444	1,027,281
Physicians Realty Trust	64,082	1,170,137
Tanger Factory Outlet Centers, Inc.	69,136	1,176,003
Whitestone REIT	98,065	1,001,244
		10,011,163
Food & Staples Retailing - 0.7%
Chefs' Warehouse, Inc. (The)*	20,959	625,416
Natural Grocers by Vitamin Cottage, Inc.	66,066	964,564
		1,589,980
Food Products - 0.8%
Alico, Inc.	16,226	583,649
Real Good Food Co., Inc. (The)*	70,294	417,547
Utz Brands, Inc.	51,901	836,125
		1,837,321
Health Care Equipment & Supplies - 3.1%
Artivion, Inc.*	43,511	774,496
Bioventus, Inc., Class A*	95,723	1,247,271
IntriCon Corp.*	56,251	822,952
Neuronetics, Inc.*	220,883	790,761
Ortho Clinical Diagnostics Holdings plc*	49,357	856,837
Orthofix Medical, Inc.*	43,811	1,331,854
SeaSpine Holdings Corp.*	60,155	720,657
Sientra, Inc.*	287,689	808,406
Surgalign Holdings, Inc.*	95,504	65,898
		7,419,132
Health Care Providers & Services - 4.3%
Acadia Healthcare Co., Inc.*	15,463	814,127
Addus HomeCare Corp.*	5,960	475,787
Brookdale Senior Living, Inc.*	227,854	1,205,348
Community Health Systems, Inc.*	129,279	1,640,550
Cross Country Healthcare, Inc.*	37,987	817,100
Option Care Health, Inc.*	12,342	288,432
Owens & Minor, Inc.	26,984	1,135,757
RadNet, Inc.*	35,584	916,288
Select Medical Holdings Corp.	61,870	1,437,240
Surgery Partners, Inc.*	34,258	1,461,789
		10,192,418
Hotels, Restaurants & Leisure - 2.9%
BJ's Restaurants, Inc.*	34,778	1,046,470
Century Casinos, Inc.*	10,823	107,689
Cheesecake Factory, Inc. (The)*	25,774	919,616
Chuy's Holdings, Inc.*	51,392	1,295,592
Drive Shack, Inc.*	509,226	712,917
Noodles & Co.*	90,551	761,534
Potbelly Corp.*	104,110	572,605
Ruth's Hospitality Group, Inc.*	29,459	590,064
Six Flags Entertainment Corp.*	24,729	976,548
		6,983,035
Household Durables - 5.4%
Bassett Furniture Industries, Inc.	30,281	562,015
Beazer Homes USA, Inc.*	52,642	960,190
Cavco Industries, Inc.*	4,594	1,237,807
Century Communities, Inc.	17,554	1,155,931
Dixie Group, Inc. (The)*	73,326	306,503
Ethan Allen Interiors, Inc.	40,290	1,015,711
LGI Homes, Inc.*	11,459	1,426,760
MDC Holdings, Inc.	23,000	1,165,870
Skyline Champion Corp.*	12,932	870,841
Sonos, Inc.*	13,541	341,504
Taylor Morrison Home Corp.*	38,166	1,171,315
Toll Brothers, Inc.	15,154	893,631

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 38 of 57

First Eagle Small Cap Opportunity Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Traeger, Inc.*	85,308	869,289
Tri Pointe Homes, Inc.*	42,626	1,014,925
		12,992,292
Insurance - 1.2%
HCI Group, Inc.	16,607	1,127,117
Old Republic International Corp.	41,591	1,065,977
Stewart Information Services Corp.	8,272	590,869
		2,783,963
Interactive Media & Services - 0.5%
Cars.com, Inc.*	30,354	472,915
QuinStreet, Inc.*	42,354	681,476
		1,154,391
Internet & Direct Marketing Retail - 1.0%
CarParts.com, Inc.*	85,127	783,169
Overstock.com, Inc.*	32,915	1,577,945
		2,361,114
Machinery - 3.3%
Blue Bird Corp.*	24,808	384,772
CIRCOR International, Inc.*	47,577	1,321,213
Columbus McKinnon Corp.	25,844	1,118,528
EnPro Industries, Inc.	5,017	526,885
LiqTech International, Inc.*	156,368	892,861
Luxfer Holdings plc (United Kingdom)	34,030	581,233
Manitex International, Inc.*	66,970	476,157
Park-Ohio Holdings Corp.	44,022	891,005
Trinity Industries, Inc.	32,124	922,923
Wabash National Corp.	33,711	661,410
		7,776,987
Marine - 0.1%
Diana Shipping, Inc. (Greece)	91,666	325,414

Media - 0.2%
Marchex, Inc., Class B*	214,747	500,361

Metals & Mining - 3.5%
Allegheny Technologies, Inc.*	67,025	1,225,887
Carpenter Technology Corp.	43,910	1,261,095
Century Aluminum Co.*	42,230	647,808
Commercial Metals Co.	26,691	892,547
Ferroglobe plc*	165,311	839,780
Haynes International, Inc.	26,470	995,802
Hecla Mining Co.	223,392	1,108,024
Olympic Steel, Inc.	37,546	799,355
TimkenSteel Corp.*	46,672	654,808
		8,425,106
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp.	60,500	719,345

Multiline Retail - 0.6%
Nordstrom, Inc.*	61,628	1,386,630

Oil, Gas & Consumable Fuels - 4.7%
Alto Ingredients, Inc.*	224,482	1,162,817
Ardmore Shipping Corp. (Ireland)*	124,739	426,607
Chesapeake Energy Corp.	19,255	1,312,613
Dorian LPG Ltd.	55,959	665,353
Earthstone Energy, Inc., Class A*	123,002	1,680,207
Matador Resources Co.	39,983	1,790,039
Navigator Holdings Ltd.*	114,893	1,013,356
PBF Energy, Inc., Class A*	102,959	1,630,871
SM Energy Co.	46,734	1,533,343
		11,215,206
Paper & Forest Products - 0.2%
Glatfelter Corp.	27,574	478,685

Pharmaceuticals - 1.1%
Pacira BioSciences, Inc.*	28,832	1,809,785
Recro Pharma, Inc.*	535,382	824,488
		2,634,273
Professional Services - 0.5%
GEE Group, Inc.*	486,409	247,193
TrueBlue, Inc.*	39,386	1,047,668
		1,294,861
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.*	64,702	1,067,583

Road & Rail - 1.0%
Daseke, Inc.*	71,968	804,602
Heartland Express, Inc.	54,987	822,606
US Xpress Enterprises, Inc., Class A*	173,431	782,174
		2,409,382
Semiconductors & Semiconductor Equipment - 4.3%
Alpha & Omega Semiconductor Ltd.*	30,930	1,392,778
Amkor Technology, Inc.	67,499	1,486,328
Amtech Systems, Inc.*	19,064	171,195
Cohu, Inc.*	36,017	1,187,841
FormFactor, Inc.*	11,860	506,896
Ichor Holdings Ltd.*	26,755	1,134,947
inTEST Corp.*	73,924	787,290
Kulicke & Soffa Industries, Inc. (Singapore)	19,836	1,084,831
NeoPhotonics Corp.*	47,500	729,600
Ultra Clean Holdings, Inc.*	13,241	667,611
Veeco Instruments, Inc.*	36,855	1,013,144
		10,162,461
Software - 1.5%
A10 Networks, Inc.	26,083	386,028
Avaya Holdings Corp.*	32,443	591,111
InterDigital, Inc.	6,345	437,995
Kaleyra, Inc. (Italy)*	109,359	972,202
SecureWorks Corp., Class A*	80,802	1,191,830
		3,579,166
Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc.*	35,611	1,385,268
America's Car-Mart, Inc.*	17,414	1,652,937
Conn's, Inc.*	78,142	1,896,506
Foot Locker, Inc.	23,579	1,053,510
Kirkland's, Inc.*	83,239	1,409,236

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 39 of 57

First Eagle Small Cap Opportunity Fund
Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)
Lithia Motors, Inc.	2,616	764,212
LL Flooring Holdings, Inc.*	49,591	716,094
Sonic Automotive, Inc., Class A	8,487	432,922
Sportsman's Warehouse Holdings, Inc.*	100,384	1,100,209
Zumiez, Inc.*	22,446	1,008,948
		11,419,842
Textiles, Apparel & Luxury Goods - 1.2%
Lakeland Industries, Inc.*	27,017	567,897
Skechers USA, Inc., Class A*	31,418	1,319,556
Unifi, Inc.*	56,557	1,075,149
		2,962,602
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc.*	21,295	1,096,693
MGIC Investment Corp.	44,663	677,984
NMI Holdings, Inc., Class A*	43,283	1,070,821
Radian Group, Inc.	71,048	1,590,765
Walker & Dunlop, Inc.	8,517	1,127,736
		5,563,999
Trading Companies & Distributors - 1.8%
Air Lease Corp.	33,971	1,352,386
Herc Holdings, Inc.	3,900	625,755
Univar Solutions, Inc.*	41,938	1,111,357
WESCO International, Inc.*	9,654	1,176,726
		4,266,224
TOTAL COMMON STOCKS (Cost $231,144,230)		219,878,817

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 0.4%

Trading Companies & Distributors - 0.4%
Fortress Transportation and Infrastructure Investors LLC (Cost $738,104)	29,878	797,444

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(a)

IT Services - 0.0%(a)
Flexion Therapeutics, Inc., CVR*‡
(Cost $27,801)	44,841	–

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 6.0%

INVESTMENT COMPANIES - 6.0%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (b) (Cost $14,412,709)	14,412,709	14,412,709

Total Investments - 98.4% (Cost $246,322,844)		235,088,970
Other assets less liabilities - 1.6%		3,921,327
Net Assets - 100.0%		239,010,297

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of January 31, 2022.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 40 of 57

First Eagle Small Cap Opportunity Fund
Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.2%
Air Freight & Logistics	1.0
Airlines	1.6
Auto Components	1.3
Automobiles	0.5
Banks	3.0
Beverages	0.2
Building Products	2.1
Capital Markets	2.0
Chemicals	3.0
Commercial Services & Supplies	2.8
Communications Equipment	2.4
Construction & Engineering	1.6
Diversified Consumer Services	1.8
Diversified Telecommunication Services	0.1
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	4.0
Entertainment	0.6
Equity Real Estate Investment Trusts (REITs)	4.2
Food & Staples Retailing	0.7
Food Products	0.8
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	4.3
Hotels, Restaurants & Leisure	2.9
Household Durables	5.4
Insurance	1.2
Interactive Media & Services	0.5
Internet & Direct Marketing Retail	1.0
IT Services	0.0 *
Machinery	3.3
Marine	0.1
Media	0.2
Metals & Mining	3.5
Mortgage Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	4.7
Paper & Forest Products	0.2
Pharmaceuticals	1.1
Professional Services	0.5
Real Estate Management & Development	0.4
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	4.3
Software	1.5
Specialty Retail	4.8
Textiles, Apparel & Luxury Goods	1.2
Thrifts & Mortgage Finance	2.3
Trading Companies & Distributors	2.2
Short-Term Investments	6.0
Total Investments	98.4%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 41 of 57

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 85.7%

Australia - 1.7%
Glencore plc*	30,071	156,658

Belgium - 0.7%
Shurgard Self Storage SA	1,163	67,039

Brazil - 0.9%
Wheaton Precious Metals Corp.	2,102	84,748

Canada - 9.6%
Barrick Gold Corp.	3,351	64,139
Canadian National Railway Co.	1,297	158,081
Canadian Pacific Railway Ltd.	1,792	128,202
Franco-Nevada Corp.	953	126,004
Imperial Oil Ltd.	4,049	165,668
Nutrien Ltd.	2,849	198,981
StorageVault Canada, Inc.	14,003	69,841
		910,916
Faroe Islands - 1.1%
Bakkafrost P/F	1,459	100,581

France - 0.9%
Air Liquide SA	503	86,043

Germany - 1.2%
FUCHS PETROLUB SE (Preference)	2,740	118,410

Hong Kong - 3.5%
CK Asset Holdings Ltd.	20,000	133,508
Hongkong Land Holdings Ltd.	29,200	158,145
Hysan Development Co. Ltd.	14,000	42,914
		334,567
Ireland - 1.6%
CRH plc	2,673	134,159
Kingspan Group plc	204	19,636
		153,795
Israel - 0.9%
ICL Group Ltd.	9,640	87,242

Japan - 4.7%
Kansai Paint Co. Ltd.	3,200	66,425
Komatsu Ltd.	8,700	218,622
Mitsubishi Estate Co. Ltd.	5,400	77,773
Shin-Etsu Chemical Co. Ltd.	500	83,655
		446,475
Mexico - 1.8%
Grupo Mexico SAB de CV, Series B	40,705	174,814

Russia - 0.7%
Alrosa PJSC	47,508	69,889

Singapore - 1.7%
UOL Group Ltd.	30,400	164,858

South Africa - 1.5%
Anglo American plc	3,239	142,793

Spain - 1.9%
Aena SME SA*(a)	1,106	178,710

United Kingdom - 6.4%
Berkeley Group Holdings plc	1,621	92,511
Big Yellow Group plc, REIT	3,448	69,280
Great Portland Estates plc, REIT	4,610	47,764
Severn Trent plc	5,221	202,702
United Utilities Group plc	13,434	193,797
		606,054
United States - 44.9%
American Homes 4 Rent, Class A, REIT	5,786	226,406
Ball Corp.	556	53,988
Boston Properties, Inc., REIT	785	87,983
Caterpillar, Inc.	422	85,058
Charter Communications, Inc., Class A*	218	129,348
Chevron Corp.	1,751	229,959
Comcast Corp., Class A	1,609	80,434
Cummins, Inc.	375	82,830
Deere & Co.	260	97,864
Douglas Emmett, Inc., REIT	4,648	145,110
DR Horton, Inc.	730	65,131
EOG Resources, Inc.	1,434	159,862
Equinix, Inc., REIT	169	122,508
Equity Residential, REIT	2,219	196,892
Exxon Mobil Corp.	2,879	218,689
HCA Healthcare, Inc.	224	53,771
Home Depot, Inc. (The)	568	208,445
IDACORP, Inc.	914	100,741
Martin Marietta Materials, Inc.	110	42,803
Mid-America Apartment Communities, Inc., REIT	694	143,436
National Energy Services Reunited Corp.*	8,117	80,602
Newmont Corp.	1,098	67,165
NOV, Inc.	15,294	251,127
NVR, Inc.*	16	85,235
Phillips 66	1,433	121,504
PPG Industries, Inc.	538	84,036
Royal Gold, Inc.	1,216	123,485
RPM International, Inc.	1,023	90,648
SBA Communications Corp., REIT	422	137,336
Schlumberger NV	5,652	220,824
Terreno Realty Corp., REIT	698	52,189
UGI Corp.	3,874	175,686
Union Pacific Corp.	413	100,999
Williams Cos., Inc. (The)	5,019	150,269
		4,272,363
TOTAL COMMON STOCKS (Cost $7,901,762)		8,155,955

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 42 of 57

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Investments	Ounces	Value ($)

COMMODITIES - 9.5%

Gold bullion*
(Cost $893,007)	501	900,822

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.9%

United States - 2.9%
Enterprise Products Partners LP	5,784	136,734
Magellan Midstream Partners LP	2,804	137,031
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $257,831)		273,765

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 1.2%

United States
iShares Gold Trust*
(Cost $116,019)	3,425	117,204

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (b)(Cost $98,046)	98,046	98,046

Total Investments - 100.3% (Cost $9,266,665)		9,545,792
Liabilities in excess of other assets - (0.3)%		(25,389)
Net Assets - 100.0%		9,520,403

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents 7-day effective yield as of January 31, 2022.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 43 of 57

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Building Products	0.2%
Chemicals	8.6
Commodities	9.5
Commodity ETF	1.2
Construction Materials	1.8
Containers & Packaging	0.6
Electric Utilities	1.1
Energy Equipment & Services	5.7
Equity Real Estate Investment Trusts (REITs)	12.8
Food Products	1.1
Gas Utilities	1.8
Health Care Providers & Services	0.6
Household Durables	2.6
Machinery	5.1
Media	2.2
Metals & Mining	10.6
Oil, Gas & Consumable Fuels	13.9
Real Estate Management & Development	7.5
Road & Rail	4.1
Specialty Retail	2.2
Transportation Infrastructure	1.9
Water Utilities	4.2
Short-Term Investments	1.0
Total Investments	100.3%

See Notes to Consolidated Schedule of Investments.	(Continued)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 44 of 57

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of nine separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Fund of America, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The Global Real Assets Fund commenced investment operations on November 30, 2021. The Small Cap Opportunity Fund commenced investment operations on April 27, 2021. The Small Cap Opportunity Fund’s initial capital was contributed pursuant to a private offering.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund , which offer Class A shares, Class I shares and Class R6 shares.

First Eagle Investments (“FEI” or the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone, Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd. respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 45 of 57

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2022, the First Eagle Global Cayman Fund, Ltd. has $4,575,996,777 in net assets, representing 9.27% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2022, the First Eagle Overseas Cayman Fund, Ltd. has $1,145,340,182 in net assets, representing 8.27% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2022, the First Eagle U.S. Value Cayman Fund, Ltd. has $132,243,234 in net assets, representing 10.50% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2022, the First Eagle Gold Cayman Fund, Ltd. has $488,765,972 in net assets, representing 24.33% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2022, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,021,358 in net assets, representing 10.73% of the Global Real Assets Fund’s net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrants), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 46 of 57

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 47 of 57

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2022:

First Eagle Global Fund

Description	Level 1	Level 2		Level 3‡		Total

Assets:†
Common Stocks	$25,220,328,703	$14,175,065,028	(a)	$–		$39,395,393,731
Corporate Bonds	–	–		5,808,688	(b)	5,808,688
Commodities *	–	5,123,911,837		–		5,123,911,837
Foreign Government Securities	–	629,483,068		–		629,483,068
Warrants	13,070,329	–		–		13,070,329
Short-Term Investments	263,883	4,070,550,179		–		4,070,814,062
Forward Foreign Currency Exchange Contracts**	–	17,271,971		–		17,271,971
Total	$25,233,662,915	$24,016,282,083		$5,808,688		$49,255,753,686

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2022 was as follows:

Corporate Bonds
Beginning Balance —market value	$5,856,524
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	11,442
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(59,278)
Ending Balance — market value	$5,808,688
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(59,278)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 48 of 57

First Eagle Overseas Fund

Description	Level 1	Level 2		Level 3‡	Total

Assets:†
Common Stocks	$2,593,541,236	$8,519,004,402	(a)	$17,504,866	$11,130,050,504
Commodities*	–	1,504,177,431		–	1,504,177,431
Foreign Government Securities	–	334,333,811		–	334,333,811
Warrants	5,725,932	–		–	5,725,932
Short-Term Investments	56,471	855,928,524		–	855,984,995
Forward Foreign Currency Exchange Contracts**	–	9,953,839		–	9,953,839
Total	$2,599,323,639	$11,223,398,007		$17,504,866	$13,840,226,512

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2022 was as follows:

Common Stocks
Beginning Balance —market value	$20,293,634
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(2,788,768)
Ending Balance — market value	$17,504,866
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(2,788,768)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 49 of 57

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$17,504,866	Market Comparable Companies	Enterprise Value Multiple	0.44x - 25.74x (5.75x)	Increase
Total	$17,504,866

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total

Assets:†
Common Stocks	$996,505,163	$3,666,049	(a)	$–		$1,000,171,212
Convertible Preferred Stocks	3,168,000	–		–		3,168,000
Corporate Bonds	–	–		637,500	(b)	637,500
Commodities*	–	132,258,565		–		132,258,565
Master Limited Partnerships	26,550,744	–		–		26,550,744
Short-Term Investments	19,935	91,524,863		–		91,544,798
Total	$1,026,243,842	$227,449,477		$637,500		$1,254,330,819

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2022 was as follows:

Corporate Bonds
Beginning Balance —market value	$642,750
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	1,315
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(6,565)
Ending Balance — market value	$637,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(6,565)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 50 of 57

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total

Assets:†
Common Stocks	$1,235,317,660	$120,914,857	(a)	$–	$1,356,232,517
Commodities *	–	488,873,946		–	488,873,946
Rights	4,887,502	–		–	4,887,502
Short-Term Investments	51,562	172,727,952		–	172,779,514
Total	$1,240,256,724	$782,516,755		$–	$2,022,773,479

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion and silver bullion.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2		Level 3‡		Total

Assets:†
Common Stocks	$402,228,460	$489,051,288	(a)	$–		$891,279,748
Convertible Preferred Stocks	25,197,943	–		–		25,197,943
Corporate Bonds	–	136,960,206		9,327,618	(b)	146,287,824
Closed End Funds	–	14,397,778		–		14,397,778
Commodities*	–	103,943,174		–		103,943,174
Foreign Government Securities	–	13,576,756		–		13,576,756
Master Limited Partnerships	39,472,433	–		–		39,472,433
Preferred Stocks	14,269,435	–		–		14,269,435
Short-Term Investments	5,103	43,673,764		–		43,678,867
U.S. Treasury Obligations	–	54,746,124		–		54,746,124
Forward Foreign Currency Exchange Contracts**	–	571,877		–		571,877
Total	$481,173,374	$856,920,967		$9,327,618		$1,347,421,959

Liabilities:
Written Options	$(1,840,626)	$–		$–		$(1,840,626)
Total	$(1,840,626)	$–		$–		$(1,840,626)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 51 of 57

Fair Value Level 3 activity for the three-month period ended January 31, 2022 was as follows:

Corporate Bonds
Beginning Balance —market value	$9,627,905
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	111,135
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	2,047
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(413,469)
Ending Balance — market value	$9,327,618
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(413,469)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description	Level 1	Level 2	Level 3‡		Total

Assets:†
Corporate Bonds	$–	$206,484,677	$3,080,740	(a)	$209,565,417
Loan Assignments	–	1,668,700	–		1,668,700
Short-Term Investments	1,588	10,592,943	–		10,594,531
Total	$1,588	$218,746,320	$3,080,740		$221,828,648

(a) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

Corporate Bonds
Beginning Balance —market value	$3,218,308
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	742
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(138,310)
Ending Balance — market value	$3,080,740
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(138,310)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 52 of 57

First Eagle Fund of America

Description	Level 1	Level 2		Level 3	Total

Assets:†
Common Stocks	$494,775,865	$4,436,807	(a)	$–	$499,212,672
Short-Term Investments	1,165	6,436,966		–	6,438,131
Total	$494,777,030	$10,873,773		$–	$505,650,803

† See Schedule of Investments for additional detailed categorizations.

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

First Eagle Small Cap Opportunity Fund

Description	Level 1	Level 2	Level 3‡		Total

Assets:†
Common Stocks	$219,878,817	$–	$–		$219,878,817
Master Limited Partnerships	797,444	–	–		797,444
Rights	–	–	–	^	–
Short-Term Investments	14,412,709	–	–		14,412,709
Total	$235,088,970	$–	$0		$235,088,970

† See Schedule of Investments for additional detailed categorizations.

^ Fair value represents zero

Fair Value Level 3 activity for the three-month period ended January 31, 2022 was as follows:

Rights
Beginning Balance —market value	$—
Purchases(1)	27,801
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(27,801)
Ending Balance — market value	$— ^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(27,801)

^ Fair value represents zero

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at January 31, 2022			Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Rights	$	_	^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0%
Total	$	_	^

^ Fair value represents zero

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 53 of 57

First Eagle Global Real Assets Fund

Description	Level 1	Level 2		Level 3	Total

Assets:†
Common Stocks	$5,642,277	$2,513,678	(a)	$–	$8,155,955
Commodities *	–	900,822		–	900,822
Exchange-Traded Funds	117,204	–		–	117,204
Master Limited Partnerships	273,765	–		–	273,765
Short-Term Investments	98,046	–		–	98,046
Total	$6,131,292	$3,414,500		$–	$9,545,792

† See Schedule of Investments for additional detailed categorizations.

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

* Represents gold bullion.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 54 of 57

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2022, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

Derivatives Volume Disclosure
	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$110,832,045	$58,904,249	$2,939,957	$130,556
Average Settlement Value — Sold	614,279,396	337,172,090	21,713,664	134,726

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 55 of 57

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. Effective late 2022, longstanding regulatory guidance governing use of derivatives by mutual funds will be withdrawn and superseded by new Rule 18f-4 under the Investment Company Act. The rule is accompanied by a new set of conditions and interpretations that will need to be assessed for the Funds in light of the Funds’ practices and stated investment restrictions. Once implemented, the rule could limit a Fund’s ability to use derivatives in support of its investment strategies and may make derivatives more costly, or may otherwise adversely affect their liquidity, value or performance. Whether those changes will materially impact a Fund is not known at this time.

At January 31, 2022, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$17,271,971	$–	$9,135,204	$6,276,102

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$9,953,839	$–	$4,863,623	$3,825,420

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$571,877	$–	$404,001	$(5,556,542)

First Eagle High Income Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$–	$4,170	$(4,170)

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 56 of 57

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2022:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	5,040,144	–	(4,880,000)	160,144
JPMorgan Chase Bank	1,304,445	–	(1,230,000)	74,445
UBS AG	10,927,382	–	–	10,927,382
	$17,271,971	$–	$(6,110,000)	$11,161,971

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	2,950,443	–	(2,860,000)	90,443
JPMorgan Chase Bank	634,645	–	(600,003)	34,642
UBS AG	$6,368,751	$–	$–	$6,368,751
	$9,953,839	$–	$(3,460,003)	$6,493,836

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$209,482	$–	$(209,482)	$–
JPMorgan Chase Bank	57,705	–	(10,000)	47,705
UBS AG	304,690	–	–	304,690
	$571,877	$–	$(219,482)	$352,395

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Effective late 2022, longstanding regulatory guidance governing use of derivatives by mutual funds will be withdrawn and superseded by new Rule 18f-4 under the Investment Company Act. The rule is accompanied by a new set of conditions and interpretations that will need to be assessed for the Funds in light of the Funds’ practices and stated investment restrictions. Once implemented, the rule could limit a Fund’s ability to use derivatives in support of its investment strategies and may make derivatives more costly, or may otherwise adversely affect their liquidity, value or performance. Whether those changes will materially impact a Fund is not known at this time.

Date: 03/24/2022 05:28 AM	Project: Form Type:
Client: __	File: tm228399d1_nportex.htm Type: Pg: 57 of 57

As of January 31, 2022, portfolio securities valued at $86,101,249 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2022, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options Contracts:
Average Number of Contracts - Purchased	–
Average Number of Contracts - Written	14,974

At January 31, 2022, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund
			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$(1,840,626)	$1,325,249	$(245,438)